SCUDDER
                                                                   INVESTMENTS



     Scudder Retirement Fund
     Series III, IV, V, VI and VII

--------------------------------------------------------------------------------
                        | Annual Report
                        | July 31, 2001








         Provides long-term capital growth with guaranteed return of investment on the maturity date to investors who reinvest all dividends and hold their shares to the maturity date.

Contents
--------------------------------------------------------------------------------

   3    Performance Summary

   8    Portfolio Management Review

  17    Portfolio Summary

  19    Investment Portfolio

  44    Financial Statements

  50    Financial Highlights

  55    Notes to Financial Statements

  62    Report of Independent Auditors

  63    Tax Information

  64    Shareholder Meeting Results

  69    Officers and Trustees

  70    Account Management Resources




Scudder Retirement Fund                          Nasdaq Symbol     Cusip Number
--------------------------------------------------------------------------------
Series III                                          KRFCX           81123E-309
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Series IV                                           KRFDX           81123E-408
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Series V                                            KRFEX           81123E-507
--------------------------------------------------------------------------------
Series VI                                           KRFFX           81123E-705
--------------------------------------------------------------------------------
Series VII                                          KRFGX           81123E-804
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
Scudder Retirement Fund              1-Year     3-Year     5-Year   Life of Fund
--------------------------------------------------------------------------------
Series IIIa                            -6.84%      4.69%      8.89%      9.24%
--------------------------------------------------------------------------------
Series IVb                             -4.12%      5.00%      9.05%      8.36%
--------------------------------------------------------------------------------
Series Vc                              -4.79%      5.11%      9.68%      8.52%
--------------------------------------------------------------------------------
Series VId                             -1.75%      5.48%      9.98%      9.55%
--------------------------------------------------------------------------------
Series VIIe                             1.88%      5.25%        n/a      8.05%
--------------------------------------------------------------------------------
Russell 1000 Growth Index+            -35.06%       .06%     12.77%        n/a
--------------------------------------------------------------------------------
S&P 500 Index++                       -14.32%      3.92%     15.29%        n/a
--------------------------------------------------------------------------------
Lehman Brothers Government Bond
Index+++                               11.92%      6.86%      7.81%        n/a
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                          Series III  Series IV  Series V   Series VI Series VII
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                    $    9.08  $    9.54  $    8.84  $   10.40  $   11.03
--------------------------------------------------------------------------------
7/31/00                    $   11.09  $   11.08  $   10.55  $   11.70  $   11.60
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Income Dividends         $    0.38  $    0.31  $    0.35  $    0.32  $    0.38
--------------------------------------------------------------------------------
  Capital Gains
  Distributions            $    0.90  $    0.78  $    0.86  $    0.78  $    0.41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Lipper Rankings*
--------------------------------------------------------------------------------
                         Number of                          Number of
                          Funds    Percentile                 Funds   Percentile
Period          Rank     Tracked    Ranking       Rank       Tracked   Ranking
--------------------------------------------------------------------------------
                         Series III                         Series VI
               ------------------------------    -------------------------------
1-Year           10   of     10        91          6    of     10         55
---------------------------------------------    -------------------------------
3-Year           9    of     10        82          5    of     10         46
---------------------------------------------    -------------------------------
5-Year           7    of     9         70          3    of      9         30
---------------------------------------------    -------------------------------
                         Series IV                         Series VII
               ------------------------------    -------------------------------
1-Year           8    of     10        73          3    of     10         28
---------------------------------------------    -------------------------------
3-Year           8    of     10        73          6    of     10         55
---------------------------------------------    -------------------------------
5-Year           6    of     9         60         n/a
---------------------------------------------    -------------------------------
                          Series V
               ------------------------------
1-Year           9    of     10        82
---------------------------------------------
3-Year           7    of     10        64
---------------------------------------------
5-Year           5    of     9         50
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

              Scudder Retirement     Russell 1000              S&P 500                   Lehman Brothers
              Fund -- Series III     Growth Index+             Index++              Government Bond Index+++

    '92^a              9500                   10000                  10000                   10000
    '92                9975                   10332                  10657                   10607
    '93               11545                   10585                  11806                   11534
    '94               11209                   11114                  11789                   12129
    '95               13088                   14609                  12925                   15295
    '96               14236                   16876                  13590                   17827
    '97               17804                   25623                  14972                   27124
    '98               18993                   30724                  16222                   32356
    '99               21172                   38112                  16665                   38895
    '00               23393                   47400                  17691                   42394
    '01               21793                   30782                  19799                   36308

                          Yearly periods ended July 31
--------------------------------------------------------------------------------




THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

               Scudder Retirement     Russell 1000              S&P 500                   Lehman Brothers
               Fund -- Series IV      Growth Index+             Index++              Government Bond Index+++

     '93^b           9500                 10000                  10000                      10000
     '93            10123                  9697                  10594                      10358
     '94             9690                 10182                  10579                      10892
     '95            11303                 13384                  11598                      13735
     '96            12228                 15461                  12195                      16009
     '97            15189                 23474                  13435                      24357
     '98            16293                 28148                  14557                      29056
     '99            17980                 34916                  14954                      34928
     '00            19671                 43426                  15876                      38070
     '01            18860                 28201                  17767                      32613

                          Yearly periods ended July 31
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

              Scudder Retirement     Russell 1000              S&P 500                Lehman Brothers
              Fund -- Series V       Growth Index+             Index++           Government Bond Index+++

        '93^c      9500                 10000                   10000                      10000
        '94        8803                  9953                    9802                      10099
        '95       10353                 13082                   10746                      12735
        '96       11237                 15112                   11299                      14844
        '97       14253                 22945                   12448                      22585
        '98       15359                 27513                   13488                      26942
        '99       17019                 34129                   13856                      32387
        '00       18732                 42447                   14709                      35300
        '01       17836                 27565                   16462                      30235

                          Yearly periods ended July 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                Scudder Retirement     Russell 1000        S&P 500              Lehman Brothers
                Fund -- Series VI      Growth Index+       Index++         Government Bond Index+++

      '95^d              9500             10000             10000                  10000
      '95                9774             10818             10040                  10571
      '96               10439             12497             10556                  12322
      '97               13215             18974             11630                  18748
      '98               14314             22752             12601                  22365
      '99               15575             28223             12945                  26885
      '00               17100             35101             13743                  29303
      '01               16800             22795             15380                  25097

                          Yearly periods ended July 31
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

         Scudder Retirement      Russell 1000             S&P 500              Lehman Brothers
         Fund -- Series VII      Growth Index+            Index++         Government Bond Index+++

   '97^e       9500                10000                   10000                    10000
  7/97        10323                11319                   10399                    11280
  1/98        10821                11691                   10960                    11683
  7/98        11323                13573                   11267                    13456
  1/99        12471                16668                   11930                    15478
  7/99        11916                16837                   11575                    16175
  1/00        12164                19981                   11611                    17081
  7/00        12957                20940                   12288                    17630
  1/01        13453                17387                   13264                    16930
  7/01        13201                13598                   13752                    15100


--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------
                                                                         Life of
                                        1-Year     3-Year     5-Year      Fund
--------------------------------------------------------------------------------
Scudder Retirement Growth of $10,000    $8,850     $10,901    $14,543    $21,793
Fund -- Series III -------------------------------------------------------------
                   Average annual
                   total return         -11.50%     2.92%      7.78%      8.65%
--------------------------------------------------------------------------------
Scudder Retirement Growth of $10,000    $9,108     $10,996    $14,652    $18,860
Fund -- Series IV  -------------------------------------------------------------
                   Average annual
                   total return         -8.92%      3.22%      7.94%      7.71%
--------------------------------------------------------------------------------
Scudder Retirement Growth of $10,000    $9,045     $11,032    $15,079    $17,836
Fund -- Series V   -------------------------------------------------------------
                   Average annual
                   total return         -9.55%      3.33%      8.56%      7.80%
--------------------------------------------------------------------------------
Scudder Retirement Growth of $10,000    $9,333     $11,150    $15,289    $16,800
Fund -- Series VI  -------------------------------------------------------------
                   Average annual
                   total return         -6.67%      3.70%      8.86%      8.65%
--------------------------------------------------------------------------------
Scudder Retirement Growth of $10,000    $9,679     $11,076      n/a      $13,201
Fund -- Series VII -------------------------------------------------------------
                   Average annual
                   total return         -3.21%      3.47%       n/a       6.76%
--------------------------------------------------------------------------------
Russell 1000       Growth of $10,000    $6,494     $10,019    $18,240      n/a
Growth Index+      -------------------------------------------------------------
                   Average annual
                   total return         -35.06      .06%      12.77%       n/a
--------------------------------------------------------------------------------
S&P 500 Index++    Growth of $10,000    $8,568     $11,223    $20,366      n/a
                   -------------------------------------------------------------
                   Average annual
                   total return         -14.32      3.92%     15.29%       n/a
--------------------------------------------------------------------------------
Lehman Brothers    Growth of $10,000    $11,192    $12,206    $14,570      n/a
Government Bond    -------------------------------------------------------------
Index+++           Average annual
                   total return         11.92%      6.86%      7.81%       n/a
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
The growth of $10,000 is cumulative.

* Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable.

** Each Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.0%. This results in a net initial investment of $9,500.

+ The Russell 1000 Growth Index is an unmanaged index comprised of common stock of larger U.S. companies with greater-than-average growth orientation, it represents the universe of stocks from which "earnings/growth" money managers typically select.

++ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

+++ The Lehman Brothers Government Bond Index is a market value weighted index of U.S. Treasury and government agency securities (other than mortgage securities) with maturities of one year or more.

^a The Fund commenced operations on March 10, 1992. Index comparisons begin March 31, 1992.

^b The Fund commenced operations on January 15, 1993. Index comparisons begin January 31, 1993.

^c The Fund commenced operations on November 15, 1993. Index comparisons begin November 30, 1993.

^d The Fund commenced operations on May 1, 1995. Index comparisons begin May 31, 1995.

^e The Fund commenced operations on May 1, 1997. Index comparisons begin May 31, 1997.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index. Beginning with the next semiannual report, each Fund will show the S&P 500 Index in place of the Russell 1000 Growth Index, as this equity index is more representative of the securities in which each Fund invests.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Retirement Fund Series: A Team Approach to Investing

Scudder Retirement Fund Series is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Tracy McCormick joined the Advisor in 1994 and assumed responsibility for the fund's day-to-day management and investment strategies in 1994. Ms. McCormick has over 21 years of investment industry experience.

Portfolio Manager Gary A. Langbaum joined the Advisor in 1988 and has contributed to the management of the fund since 1998. Mr. Langbaum has over 31 years of investment industry experience.

Portfolio Manager Scott E. Dolan joined the Advisor in 1989. Mr. Dolan joined the fund team in 1998 and is responsible for setting the fund's investment strategy and overseeing security selection for the fund's portfolio. Mr. Dolan has over 10 years of investment industry experience.

Portfolio Manager Ronald W. Tesmond joined the Advisor in 1996 and the fund team in 2001. Mr. Tesmond has over five years of investment industry experience.

The fund's most recent fiscal year -- August 1, 2000 through July 31, 2001, was a volatile one in which most growth stocks declined. In the following interview, Lead Portfolio Manager Tracy McCormick discusses how she managed the equity portfolios to mitigate losses in this difficult environment.

                     Q: Will you provide an overview of market conditions during the period -- August 1, 2000 through July 31, 2001 -- highlighting the particular challenges to the Scudder Retirement Fund portfolios?

                     A: The annual period began in the second half of 2000, when slower-than-expected U.S. economic growth and disappointing corporate earnings intensified the anxieties of investors already wearied by historically high levels of sustained market volatility. Fearing recession, many turned away from technology and other high-valuation/ high-expectation sectors, choosing instead more traditionally defensive industries, such as health care and finance. Companies within defensive industries typically sustain their earnings power in an economic downturn, because they offer products or services that are not generally tied to discretionary income.

                     Then, in an aggressive attempt to avert recession, the Federal Reserve Board (the Fed) cut short-term interest rates soon after the New Year. Altogether, the Fed cut rates six times through July 31. It was widely believed in the market, however, that this friendlier monetary policy was instituted too late and that an extended economic downturn would be unavoidable. Despite these successive cuts in interest rates, increasingly worried investors sold stocks across the board. In the end, few sectors were left untouched.

                     Overall, value stocks outperformed their growth counterparts. Value stocks tend to be priced more cheaply than growth stocks because the market has lower expectations for stock price appreciation than for growth stocks. In 1998 and 1999, the market drove up the valuations of growth stocks to unsustainable highs, while driving down the price of many value stocks to historical lows. This trend almost completely reversed itself during the period as growth stocks plummeted and value stocks began gaining ground. Small-capitalization stocks also came back into favor, outstripping larger caps during the fiscal year. The fund's objective creates a natural bias toward larger growth stocks, which put the portfolios at a disadvantage during this market cycle.

                     While we build the equity portfolios stock by stock, we do pay close attention to macroeconomic events and consider how they might impact the stocks in the portfolio. The chart below illustrates the changes in the economy that have occurred over the last two years, based on core economic data.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 7/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    2 years ago  1 year ago  6 months ago  Now

Inflation Rate (a)                      2.00       3.70         3.40       3.30
U.S. Unemployment Rate (b)              4.3        4.0          4.20       4.50
Federal Funds Rate (c)                  5.00       6.50         6.00       3.75
Industrial Production                   4.40       6.7          3.20      -3.6
Growth Rate of Personal Income (e)      4.50       7.20         7.30       5.10

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.

(b) The percentage of adults out of work and looking for a job.

(c) The interest rate banks charge each other for overnight loans.

(d) Year-over-year percentage change.

(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

                     Q: Will you provide a general overview of performance during the annual period?

                     A: Performance of the Scudder Retirement Fund portfolios ranged from a gain of 1.88 percent (Series VII) to a loss of 6.84 percent (Series III), unadjusted for any sales charges, for the 12 months ended July 31, 2001. This compares with a loss of 14.32 percent by the Standard & Poor's 500 index (the fund's equity benchmark) and a gain of 11.92 percent by the Lehman Brothers Government Bond Index (the fund's bond benchmark). With respect to our peers, the Lipper balanced target maturity funds category posted an average return of 0.79 percent.

                     We acknowledge that it's tough for any manager or investor to see negative returns. However, our disappointment is tempered to some extent by the extraordinary challenges presented by this fickle and extremely volatile market.

                     Q: What worked particularly well during the fiscal year?

                     A: Three market sectors added to the portfolios' performance:

                     1.Health care. The portfolios' position in health care and strong stock selection was a primary contributor. We overweighted the medical equipment/supplies industry, which outperformed the pharmaceutical and biotech areas of the sector. Baxter International, Alza and Genzyme -- one of the few biotech names that gained ground -- all drove returns.

                     2.Technology. Ironically, the portfolios' technology
                       holdings proved to be a primary driver of overall performance during the 12-month period. Our underweight positions in tech relative to the S&P 500 helped from August through December as technology declined precipitously. When the Fed began to cut interest rates in January, these underweight positions hurt performance as tech stocks rallied, but they helped again in February and March as techs retreated once again. By April, all the bad news seemed to have been priced into the sector.
                       Valuations had been decimated, and earnings expectations had become more reasonable. We were no longer willing to bet against technology. During the first week of April, we aggressively increased the portfolios' technology stakes, ultimately bringing the portfolios' weightings up to par with the S&P 500 benchmark. Following the April cut in interest rates, we began to see more significant and sustained technology stock performance. A few newly purchased names posted tremendous gains, enabling us to take profits and recover some of the ground lost to our competitors earlier in the period. We sold these holdings into strength and invested the proceeds in other tech names that unfortunately struggled along with the sector through July.

                     3.Industrials. The portfolios' position in aerospace and
                       defense stocks also helped performance as United Technologies and General Dynamics posted strong returns.

                     Q: Were there strategies or specific stocks that proved disappointing?

                     A: A couple of primary areas detracted from performance:

                     1.Consumer discretionary stocks. With the Fed aggressively cutting interest rates, we incorrectly assumed that the economy would begin to bounce back and that retail and media stocks would be some of the first to benefit from the bounce. Although consumer confidence data remained strong, retailers did not experience the increased earnings we anticipated, and our media holdings struggled as companies reduced their advertisement expenditures.

                     2.Energy stocks. As a whole, energy stocks posted positive performance. Oil service stocks, however, declined dramatically as the market concluded that oil and gas prices had peaked. It was assumed that if prices had peaked, integrated oil companies would begin to pull back on development projects, which in turn would limit oil service companies' earnings. Fund holdings Nabors Industries and BJ Services declined for this reason. Schlumberger tumbled after the company announced it was acquiring a company in an unrelated industry. We believed the acquisition didn't make sense, so we eliminated that holding from the portfolios. We are maintaining reduced positions in our other oil service companies, as we anticipate they may begin to bounce back with the economy.

                     Q: If the equity portions of the portfolios are substantially similar, why didn't each portfolio post similar returns?

                     A: Each of the Scudder Retirement Fund portfolios has a different maturity date. That means that a different proportion of each portfolio must be invested in zero-coupon bonds to ensure the return of original investment at maturity. Here's how it works:

                     Zeros, as they are often called, are debt obligations of the U.S. government. As such, they are backed by a federal government guarantee. Like most other bonds, zeros tend to carry lower price tags when interest rates are high and, conversely, higher price tags when interest rates are low. The reason is that accrued interest makes up the difference between the purchase price and the bond's face value at maturity. A bond's face value is the dollar amount repaid to the bondholder on the maturity date. Because the portfolios began operating at various times and within different interest-rate environments, the allocation of assets among stocks and bonds varies among the portfolios.

                     For example, at the time we launched Scudder Retirement Fund -- Series III, interest rates were high. Fewer bonds, therefore, were needed to support the guarantee, freeing more assets to invest in the stock market. Series VII, on the other hand, began operating in a low-interest-rate environment. A greater percentage of the portfolio then had to be invested in bonds. While we typically buy the same stocks for each of the Scudder Retirement Fund portfolios (as cash flow permits), naturally those with a larger allocation of assets in stocks have a greater opportunity for growth and higher returns. During this period those portfolios with a higher percentage of stocks actually did worse, due to significant stock market losses.

                     Q: Will you explain in greater detail what zero-coupon bonds are and how they work?

                     A: Zero-coupon bonds are a type of U.S. Treasury bond. They are issued by the federal government and sold at a considerable discount to their face value at maturity, which is guaranteed. This means that the investor can purchase the bond at a fraction of what it will be worth on a future date.

                     The trade-off, so to speak, is that bondholders receive no coupon, or periodic interest payments, as they would with most other types of bonds. More important, should a bondholder choose to redeem that investment prior to maturity, he or she would forfeit not only the opportunity to receive the bond's full face value but the guarantee of the original investment as well. Zero-coupon bonds tend to be volatile. Their principal value -- the original dollar amount invested by a bondholder -- tends to fluctuate with interest rates. Therefore, the bondholder's original investment may be worth more or less at the time of early redemption.

                     Q: What is your near-term outlook for the economy? Are there emerging trends that may help guide your investment strategy in the coming months?

                     A: Falling interest rates during the period may not have assuaged investor fears of an extended economic downturn immediately, but the Fed's actions gave people hope that by the early part of 2002 we will see a meaningful turn in the economy. We believe the recent tax reductions will also improve the profitability of many businesses. Therefore, we expect that U.S. fiscal and monetary policy will eventually achieve traction and that corporate earnings and economic growth will show signs of improvement.

                     In general, there seems to be a six- to nine-month lag between the time that the Fed alters its monetary policy and that change is evident. So, the questions is: Where do we want to be when the economy turns around?

                     Our growing conviction in the renewal of economic growth is supported by the positive earnings reports of many retailers, some of which far exceeded expectations, during the period. This suggests that the American consumer is in better shape than most people believe. The Fed has proven time and again that it is interested in keeping the consumer healthy. Moreover, falling interest rates have given rise to a booming refinancing market for mortgages, which should put a bit more money in the hands of consumers.

                     While we do not foresee a major shift in the portfolios' sector weightings, we have made them somewhat more aggressive. We intend to actively seek opportunities to buy cyclical stocks, retail and media in particular, which we believe can help us capture the benefits of an impending upturn in the economy. And we will selectively reduce positions in classically defensive sectors, such as health care.

                     We expect we will continue to see wild swings in tech stocks. Generally speaking there has been no real improvement in the fundamentals of technology companies. While the market has already anticipated much of the potentially bad news, we have yet to see how investors will react to the negative earnings releases that are almost certain in the coming months. Earnings expectations may have to be reduced further. With price consciousness paramount, however, we will continue to seek opportunities to invest in technology. We believe that these stocks will provide solid growth over longer periods of time.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
--------------------------------------------------------------------------------

 Asset Allocation           7/31/01  7/31/00  7/31/01  7/31/00   7/31/01 7/31/00
                               Series III         Series IV         Series V
                            ----------------- ----------------- ----------------
Common Stocks                   46%      51%      41%      48%       46%     54%
U.S. Government Obligations     51%      45%      57%      50%       51%     44%
Cash Equivalents                 3%       4%       2%       2%        3%      2%
--------------------------------------------------------------------------------
                               100%     100%     100%     100%      100%    100%
--------------------------------------------------------------------------------
                                Series VI        Series VII
                            ----------------- -----------------
Common Stocks                   37%      46%      28%      36%
U.S. Government Obligations     60%      52%      71%      64%
Cash Equivalents                 3%       2%       1%      --%
--------------------------------------------------------------------------------
                               100%     100%     100%     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification
 (Excludes Cash Equivalents
 and U.S. Government
 Obligations)              7/31/01  7/31/00   7/31/01  7/31/00   7/31/01 7/31/00
--------------------------------------------------------------------------------
                               Series III          Series IV       Series V
                            -----------------  ----------------- ---------------
Technology                      20%      29%       20%      28%     20%     29%
Financial                       18%      17%       18%      18%     19%     17%
Health                          17%      14%       16%      15%     17%     14%
Media                            8%       6%        9%       5%      8%      6%
Manufacturing                    8%       5%        8%       5%      8%      5%
Consumer Discretionary           8%       6%        8%       6%      8%      7%
Energy                           7%       5%        6%       5%      6%      5%
Consumer Staples                 5%       6%        6%       6%      5%      5%
Communications                   4%       5%        4%       5%      4%      5%
Other                            5%       7%        5%       7%      5%      7%
--------------------------------------------------------------------------------
                               100%     100%      100%     100%    100%    100%
--------------------------------------------------------------------------------
                                Series VI         Series VII
                            -----------------  -----------------
Technology                      19%      30%       20%      28%
Financial                       18%      16%       19%      17%
Health                          18%      14%       17%      15%
Media                            8%       6%        9%       5%
Manufacturing                    8%       5%        8%       5%
Consumer Discretionary           8%       7%        8%       6%
Energy                           7%       5%        6%       6%
Consumer Staples                 6%       5%        5%       5%
Communications                   4%       5%        4%       5%
Other                            4%       7%        4%       8%
--------------------------------------------------------------------------------
                               100%     100%      100%     100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
  Ten Largest Equity Holdings
  at July 31, 2001*                                       Percent
--------------------------------------------------------------------------------
                                                          Series
                                             -----------------------------------
                                             III     IV      V      VI     VII
--------------------------------------------------------------------------------
 1. General Electric Co.                      1.9%   1.6%   2.0%    1.6%   1.1%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 2. Microsoft Corp.                           1.8%   1.7%   1.8%    1.2%   1.0%
    Developer of computer software
--------------------------------------------------------------------------------
 3. Johnson & Johnson                         1.6%   1.3%   1.7%    1.3%   0.9%
    Provider of health care products
--------------------------------------------------------------------------------
 4. Pfizer, Inc.                              1.4%   1.2%   1.4%    1.1%   0.8%
    Manufacturer of prescription
    pharmaceuticals and non-prescription
    self-medications
--------------------------------------------------------------------------------
 5. Citigroup, Inc.                           1.4%   1.2%   1.4%    1.1%   0.8%
    Provider of diversified financial
    services
--------------------------------------------------------------------------------
 6. Exxon Mobil Corp.                         1.3%   1.1%   1.2%    1.0%   0.7%
    Provider of oil internationally
--------------------------------------------------------------------------------
 7. American International Group, Inc.          --   0.8%   1.2%    1.0%   0.6%
    Provider of insurance services
--------------------------------------------------------------------------------
 8. Abbott Laboratories                       1.1%   0.8%   1.1%    0.9%   0.6%
    Developer of health care products and
    services
--------------------------------------------------------------------------------
 9. Wal-Mart Stores, Inc.                     1.1%   1.1%   1.2%    0.9%   0.7%
    Operator of discount stores
--------------------------------------------------------------------------------
10. Intel Corp.                               1.0%   1.0%   1.0%    0.8%   0.7%
    Producer of semiconductor memory circuits
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 19. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                         as of July 31, 2001
--------------------------------------------------------------------------------


 Series III
                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 46.1%
--------------------------------------------------------------------------------

Communications 2.0%
--------------------------------------------------------------------------------

Cellular Telephone 0.8%
AT&T Wireless Services, Inc.*                           26,000         485,940
QUALCOMM, Inc.*                                          3,500         221,305
--------------------------------------------------------------------------------
                                                                       707,245
--------------------------------------------------------------------------------

Telephone/Communications 1.2%
BroadWing, Inc.*                                        20,300         493,493
Verizon Communications, Inc.                            12,000         649,800
--------------------------------------------------------------------------------
                                                                     1,143,293
--------------------------------------------------------------------------------

Consumer Discretionary 3.7%
--------------------------------------------------------------------------------

Department & Chain Stores
Costco Wholesale Corp.*                                 10,000         430,500
Home Depot, Inc.                                         9,500         478,515
Kohl's Corp.*                                            7,700         441,056
Lowe's Companies, Inc.                                  12,600         481,068
Target Corp.                                            15,000         580,500
Wal-Mart Stores, Inc.                                   19,000       1,062,100
--------------------------------------------------------------------------------
                                                                     3,473,739
--------------------------------------------------------------------------------

Consumer Staples 2.5%
--------------------------------------------------------------------------------

Food & Beverage 1.8%
Kroger Co.*                                             13,100         345,316
PepsiCo, Inc.                                           14,500         676,135
Quaker Oats Co.                                          2,500         220,000
Unilever NV (New York shares)                            8,200         491,590
--------------------------------------------------------------------------------
                                                                     1,733,041
--------------------------------------------------------------------------------

Package Goods/Cosmetics 0.7%
Colgate-Palmolive Co.                                   12,000         650,400
--------------------------------------------------------------------------------

Durables 0.4%
--------------------------------------------------------------------------------

Aerospace
United Technologies Corp.                                4,800         352,320
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Energy 3.1%
--------------------------------------------------------------------------------

Oil & Gas Production 2.7%
BP PLC (ADR)                                             9,700         479,374
Exxon Mobil Corp.                                       29,424       1,228,746
Nabors Industries, Inc.*                                11,500         336,950
Royal Dutch Petroleum Co. (New York shares)              8,700         504,600
--------------------------------------------------------------------------------
                                                                     2,549,670
--------------------------------------------------------------------------------

Oilfield Services/Equipment 0.4%
BJ Services Co.*                                        14,000         353,080
--------------------------------------------------------------------------------

Financial 8.2%
--------------------------------------------------------------------------------

Banks 2.4%
Fifth Third Bancorp.                                     9,500         598,690
J.P. Morgan Chase & Co.                                 13,000         562,900
Mellon Financial Corp.                                  14,500         551,290
National City Corp.                                     16,000         513,920
--------------------------------------------------------------------------------
                                                                     2,226,800
--------------------------------------------------------------------------------

Consumer Finance 2.5%
Citigroup, Inc.                                         26,133       1,312,138
Household International, Inc.                            7,532         499,296
Providian Financial Corp.                               11,000         543,070
--------------------------------------------------------------------------------
                                                                     2,354,504
--------------------------------------------------------------------------------

Insurance 3.0%
Allstate Corp.                                          17,000         594,320
American International Group, Inc.                      10,625         884,531
Hartford Financial Services Group, Inc.                 12,000         794,520
Jefferson Pilot Corp.                                   11,000         522,610
--------------------------------------------------------------------------------
                                                                     2,795,981
--------------------------------------------------------------------------------

Investment 0.3%
Merrill Lynch & Co., Inc.                                6,000         325,440
--------------------------------------------------------------------------------

Health 7.9%
--------------------------------------------------------------------------------

Biotechnology 1.0%
Amgen, Inc.*                                             8,000         501,680
Genentech, Inc.*                                        11,000         465,300
--------------------------------------------------------------------------------
                                                                       966,980
--------------------------------------------------------------------------------

Health Industry Services 0.5%
McKesson HBOC, Inc.                                     12,500         518,125
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Hospital Management 0.6%
Tenet Healthcare Corp.*                                 10,500         582,855
--------------------------------------------------------------------------------

Medical Supply & Specialty 1.6%
Abbott Laboratories                                     18,600         996,774
Baxter International, Inc.                               9,300         463,140
--------------------------------------------------------------------------------
                                                                     1,459,914
--------------------------------------------------------------------------------

Pharmaceuticals 4.2%
American Home Products Corp.                            11,100         669,441
Eli Lilly & Co.                                          5,100         404,328
Johnson & Johnson                                       27,788       1,503,331
Pfizer, Inc.                                            32,250       1,329,345
--------------------------------------------------------------------------------
                                                                     3,906,445
--------------------------------------------------------------------------------

Manufacturing 3.4%
--------------------------------------------------------------------------------

Chemicals 0.9%
PPG Industries, Inc.                                    10,500         576,975
Praxair, Inc.                                            7,000         317,380
--------------------------------------------------------------------------------
                                                                       894,355
--------------------------------------------------------------------------------

Diversified Manufacturing 1.9%
General Electric Co.                                    41,400       1,800,900
--------------------------------------------------------------------------------

Machinery/Components/Controls 0.6%
Illinois Tool Works, Inc.                                8,900         560,700
--------------------------------------------------------------------------------

Media 3.9%
--------------------------------------------------------------------------------

Advertising 0.6%
Omnicom Group, Inc.                                      5,900         515,483
--------------------------------------------------------------------------------

Broadcasting & Entertainment 1.5%
Clear Channel Communications, Inc.*                     11,101         650,519
Viacom, Inc. "B"*                                       15,770         785,346
--------------------------------------------------------------------------------
                                                                     1,435,865
--------------------------------------------------------------------------------

Cable Television 1.1%
AOL Time Warner, Inc.*                                  14,000         636,300
AT&T Corp. -- Liberty Media Group"A"*                   27,000         424,710
--------------------------------------------------------------------------------
                                                                     1,061,010
--------------------------------------------------------------------------------

Print Media 0.7%
Tribune Co.                                             15,200         627,152
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 0.9%
--------------------------------------------------------------------------------

Miscellaneous Commercial Services
Siebel Systems, Inc.*                                    9,100         313,586
United Parcel Service "B"                                9,000         511,470
--------------------------------------------------------------------------------
                                                                       825,056
--------------------------------------------------------------------------------

Technology 9.2%
--------------------------------------------------------------------------------

Computer Software 2.6%
Microsoft Corp.*                                        25,500       1,687,845
Oracle Corp.*                                           22,800         412,224
PeopleSoft, Inc.*                                        8,500         371,195
--------------------------------------------------------------------------------
                                                                     2,471,264
--------------------------------------------------------------------------------

Diverse Electronic Products 1.6%
Applied Materials, Inc.*                                 5,000         229,300
Dell Computer Corp.*                                    24,000         646,320
KLA Tencor Corp.*                                        4,000         217,560
Motorola, Inc.                                          11,700         218,673
Teradyne, Inc.*                                          5,200         176,696
--------------------------------------------------------------------------------
                                                                     1,488,549
--------------------------------------------------------------------------------

Telecommunications Equipment 0.7%
Cisco Systems, Inc.*                                    35,000         672,700
--------------------------------------------------------------------------------

Electronic Data Processing 1.3%
Hewlett-Packard Co.                                     16,000         394,560
International Business Machines Corp.                    7,400         778,554
--------------------------------------------------------------------------------
                                                                     1,173,114
--------------------------------------------------------------------------------

Military Electronics 0.3%
General Dynamics Corp.                                   4,000         323,560
--------------------------------------------------------------------------------

Semiconductors 2.7%
Intel Corp.                                             32,600         971,806
Linear Technology Corp.                                  6,000         261,480
Micron Technology, Inc.*                                 9,000         378,000
Texas Instruments, Inc.                                 26,000         897,000
--------------------------------------------------------------------------------
                                                                     2,508,286
--------------------------------------------------------------------------------

Transportation 0.8%
--------------------------------------------------------------------------------

Railroads
Union Pacific Corp.                                     14,000         751,660
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 0.1%
--------------------------------------------------------------------------------

Electric Utilities
Mirant Corp.*                                            4,100         126,813
--------------------------------------------------------------------------------
Total Common Stocks (Cost $39,790,954)                              43,336,299
--------------------------------------------------------------------------------

                                                 Principal Amount    Value ($)
                                                        ($)
--------------------------------------------------------------------------------
 U.S. Government Obligations 51.3%
--------------------------------------------------------------------------------

U.S. Treasury Separate Trading Registered
  Interest and Principal Securities, Principal
  only, 3.123%***, 2/15/2002 (Cost $47,024,335)     49,000,000      48,184,640
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 2.6%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $2,489,857)                                  2,489,857       2,489,857
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $89,305,146) (a)         94,010,796
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

*** Bond equivalent yield to maturity, not a coupon rate.

(a) The cost for federal income tax purposes was $89,793,690. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $4,217,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,562,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,345,502.


    The accompanying notes are an integral part of the financial statements.

 Series IV
                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 40.6%
--------------------------------------------------------------------------------

Communications 1.7%
--------------------------------------------------------------------------------

Cellular Telephone 0.7%
AT&T Wireless Services, Inc.*                           23,000         429,870
QUALCOMM, Inc.*                                          3,500         221,305
--------------------------------------------------------------------------------
                                                                       651,175
--------------------------------------------------------------------------------

Telephone/Communications 1.0%
BroadWing, Inc.*                                        16,300         396,253
Verizon Communications, Inc.                            10,500         568,575
--------------------------------------------------------------------------------
                                                                       964,828
--------------------------------------------------------------------------------

Consumer Discretionary 3.4%
--------------------------------------------------------------------------------

Department & Chain Stores
Costco Wholesale Corp.*                                  9,000         387,450
Home Depot, Inc.                                         8,000         402,960
Kohl's Corp.*                                            6,700         383,776
Lowe's Companies, Inc.                                  12,600         481,068
Target Corp.                                            13,500         522,450
Wal-Mart Stores, Inc.                                   18,000       1,006,200
--------------------------------------------------------------------------------
                                                                     3,183,904
--------------------------------------------------------------------------------

Consumer Staples 2.3%
--------------------------------------------------------------------------------

Food & Beverage 1.7%
Kroger Co.*                                             11,600         305,776
PepsiCo, Inc.                                           12,900         601,527
Quaker Oats Co.                                          2,000         176,000
Unilever NV (New York shares)                            8,200         491,590
--------------------------------------------------------------------------------
                                                                     1,574,893
--------------------------------------------------------------------------------

Package Goods/Cosmetics 0.6%
Colgate-Palmolive Co.                                   11,000         596,200
--------------------------------------------------------------------------------

Durables 0.3%
--------------------------------------------------------------------------------

Aerospace
United Technologies Corp.                                4,000         293,600
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Energy 2.5%
--------------------------------------------------------------------------------

Oil & Gas Production 2.2%
BP PLC (ADR)                                             8,200         405,244
Exxon Mobil Corp.                                       24,256       1,012,930
Nabors Industries, Inc.*                                 9,200         269,560
Royal Dutch Petroleum Co. (New York shares)              7,000         406,000
--------------------------------------------------------------------------------
                                                                     2,093,734
--------------------------------------------------------------------------------

Oilfield Services/Equipment 0.3%
BJ Services Co.*                                        11,500         290,030
--------------------------------------------------------------------------------

Financial 7.3%
--------------------------------------------------------------------------------

Banks 2.2%
Fifth Third Bancorp.                                     9,000         567,180
J.P. Morgan Chase & Co.                                 13,000         562,900
Mellon Financial Corp.                                  13,000         494,260
National City Corp.                                     14,000         449,680
--------------------------------------------------------------------------------
                                                                     2,074,020
--------------------------------------------------------------------------------

Consumer Finance 2.2%
Citigroup, Inc.                                         22,333       1,121,340
Household International, Inc.                            6,132         406,490
Providian Financial Corp.                               10,000         493,700
--------------------------------------------------------------------------------
                                                                     2,021,530
--------------------------------------------------------------------------------

Insurance 2.6%
Allstate Corp.                                          15,000         524,400
American International Group, Inc.                       9,625         801,281
Hartford Financial Services Group, Inc.                 10,000         662,100
Jefferson Pilot Corp.                                    9,250         439,468
--------------------------------------------------------------------------------
                                                                     2,427,249
--------------------------------------------------------------------------------

Investment 0.3%
Merrill Lynch & Co., Inc.                                5,200         282,048
--------------------------------------------------------------------------------

Health 6.7%
--------------------------------------------------------------------------------

Biotechnology 0.9%
Amgen, Inc.*                                             6,500         407,615
Genentech, Inc.*                                        11,000         465,300
--------------------------------------------------------------------------------
                                                                       872,915
--------------------------------------------------------------------------------

Health Industry Services 0.5%
McKesson HBOC, Inc.                                     11,500         476,675
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Hospital Management 0.5%
Tenet Healthcare Corp.*                                  8,800         488,488
--------------------------------------------------------------------------------

Medical Supply & Specialty 1.3%
Abbott Laboratories                                     14,600         782,414
Baxter International, Inc.                               8,300         413,340
--------------------------------------------------------------------------------
                                                                     1,195,754
--------------------------------------------------------------------------------

Pharmaceuticals 3.5%
American Home Products Corp.                             9,900         597,069
Eli Lilly & Co.                                          3,600         285,408
Johnson & Johnson                                       21,760       1,177,216
Pfizer, Inc.                                            28,250       1,164,465
--------------------------------------------------------------------------------
                                                                     3,224,158
--------------------------------------------------------------------------------

Manufacturing 3.1%
--------------------------------------------------------------------------------

Chemicals 0.9%
PPG Industries, Inc.                                    10,000         549,500
Praxair, Inc.                                            7,000         317,380
--------------------------------------------------------------------------------
                                                                       866,880
--------------------------------------------------------------------------------

Diversified Manufacturing 1.6%
General Electric Co.                                    34,400       1,496,400
--------------------------------------------------------------------------------

Machinery/Components/Controls 0.6%
Illinois Tool Works, Inc.                                8,200         516,600
--------------------------------------------------------------------------------

Media 3.6%
--------------------------------------------------------------------------------

Advertising 0.6%
Omnicom Group, Inc.                                      5,900         515,483
--------------------------------------------------------------------------------

Broadcasting & Entertainment 1.3%
Clear Channel Communications, Inc.*                      9,901         580,199
Viacom, Inc. "B"*                                       13,430         668,814
--------------------------------------------------------------------------------
                                                                     1,249,013
--------------------------------------------------------------------------------

Cable Television 1.1%
AOL Time Warner, Inc.*                                  14,000         636,300
AT&T Corp. -- Liberty Media Group "A"*                  26,000         408,980
--------------------------------------------------------------------------------
                                                                     1,045,280
--------------------------------------------------------------------------------

Print Media 0.6%
Tribune Co.                                             12,600         519,876
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 0.8%
--------------------------------------------------------------------------------

Miscellaneous Commercial Services
Siebel Systems, Inc.*                                    8,100         279,126
United Parcel Service "B"                                8,000         454,640
--------------------------------------------------------------------------------
                                                                       733,766
--------------------------------------------------------------------------------

Technology 8.1%
--------------------------------------------------------------------------------

Computer Software 2.4%
Microsoft Corp.*                                        23,600       1,562,084
Oracle Corp.*                                           20,800         376,064
PeopleSoft, Inc.*                                        7,600         331,892
--------------------------------------------------------------------------------
                                                                     2,270,040
--------------------------------------------------------------------------------

Diverse Electronic Products 1.3%
Applied Materials, Inc.*                                 4,000         183,440
Dell Computer Corp.*                                    20,000         538,600
KLA Tencor Corp.*                                        3,300         179,487
Motorola, Inc.                                          10,300         192,507
Teradyne, Inc.*                                          5,200         176,696
--------------------------------------------------------------------------------
                                                                     1,270,730
--------------------------------------------------------------------------------

Telecommunications Equipment 0.6%
Cisco Systems, Inc.*                                    30,000         576,600
--------------------------------------------------------------------------------

Electronic Data Processing 1.0%
Hewlett-Packard Co.                                     16,000         394,560
International Business Machines Corp.                    5,150         541,832
--------------------------------------------------------------------------------
                                                                       936,392
--------------------------------------------------------------------------------

Military Electronics 0.3%
General Dynamics Corp.                                   3,000         242,670
--------------------------------------------------------------------------------

Semiconductors 2.5%
Intel Corp.                                             31,700         944,977
Linear Technology Corp.                                  5,000         217,900
Micron Technology, Inc.*                                 9,000         378,000
Texas Instruments, Inc.                                 23,200         800,400
--------------------------------------------------------------------------------
                                                                     2,341,277
--------------------------------------------------------------------------------

Transportation 0.7%
--------------------------------------------------------------------------------

Railroads
Union Pacific Corp.                                     12,000         644,280
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 0.1%
--------------------------------------------------------------------------------

Electric Utilities
Mirant Corp.*                                            3,500         108,255
--------------------------------------------------------------------------------
Total Common Stocks (Cost $34,817,599)                              38,044,743
--------------------------------------------------------------------------------

                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
 U.S. Government Obligations 57.0%
--------------------------------------------------------------------------------
U.S. Treasury Separate Trading Registered
  Interest and Principal Securities, Principal
  only:
  3.698%***, 2/15/2003                              51,400,000      48,577,112
  3.959%***, 2/15/2003                               5,200,000       4,895,072
--------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost $51,270,742)                53,472,184
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 2.4%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $2,275,828)                                  2,275,828       2,275,828
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $88,364,169) (a)         93,792,755
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

*** Bond equivalent yield to maturity, not a coupon rate.

(a) The cost for federal income tax purposes was $88,814,040. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $4,978,715. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,033,202 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,054,487.



    The accompanying notes are an integral part of the financial statements.

 Series V
                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 46.2%
--------------------------------------------------------------------------------

Communications 2.0%
--------------------------------------------------------------------------------
Cellular Telephone 0.7%
AT&T Wireless Services, Inc.*                           26,900         502,761
QUALCOMM, Inc.*                                          3,500         221,305
--------------------------------------------------------------------------------
                                                                       724,066
--------------------------------------------------------------------------------

Telephone/Communications 1.3%
BroadWing, Inc.*                                        23,300         566,423
Verizon Communications, Inc.                            12,500         676,875
--------------------------------------------------------------------------------
                                                                     1,243,298
--------------------------------------------------------------------------------

Consumer Discretionary 3.7%
--------------------------------------------------------------------------------

Department & Chain Stores
Costco Wholesale Corp.*                                 10,000         430,500
Home Depot, Inc.                                         9,500         478,515
Kohl's Corp.*                                            7,700         441,056
Lowe's Companies, Inc.                                  12,600         481,068
Target Corp.                                            16,000         619,200
Wal-Mart Stores, Inc.                                   21,000       1,173,900
--------------------------------------------------------------------------------
                                                                     3,624,239
--------------------------------------------------------------------------------

Consumer Staples 2.5%
--------------------------------------------------------------------------------

Food & Beverage 1.8%
Kroger Co.*                                             13,600         358,496
PepsiCo, Inc.                                           15,100         704,113
Quaker Oats Co.                                          2,500         220,000
Unilever NV (New York shares)                            8,600         515,570
--------------------------------------------------------------------------------
                                                                     1,798,179
--------------------------------------------------------------------------------

Package Goods/Cosmetics 0.7%
Colgate-Palmolive Co.                                   12,000         650,400
--------------------------------------------------------------------------------

Durables 0.4%
--------------------------------------------------------------------------------

Aerospace
United Technologies Corp.                                5,000         367,000
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Energy 2.9%
--------------------------------------------------------------------------------

Oil & Gas Production 2.5%
BP PLC (ADR)                                             9,500         469,490
Exxon Mobil Corp.                                       27,482       1,147,648
Nabors Industries, Inc.*                                12,100         354,530
Royal Dutch Petroleum Co. (New York shares)              9,000         522,000
--------------------------------------------------------------------------------
                                                                     2,493,668
--------------------------------------------------------------------------------

Oilfield Services/Equipment 0.4%
BJ Services Co.*                                        14,000         353,080
--------------------------------------------------------------------------------

Financial 8.6%
--------------------------------------------------------------------------------

Banks 2.4%
Fifth Third Bancorp.                                     9,500         598,690
J.P. Morgan Chase & Co.                                 16,000         692,800
Mellon Financial Corp.                                  14,500         551,290
National City Corp.                                     16,000         513,920
--------------------------------------------------------------------------------
                                                                     2,356,700
--------------------------------------------------------------------------------

Consumer Finance 2.5%
Citigroup, Inc.                                         26,400       1,325,544
Household International, Inc.                            8,332         552,328
Providian Financial Corp.                               11,000         543,070
--------------------------------------------------------------------------------
                                                                     2,420,942
--------------------------------------------------------------------------------

Insurance 3.4%
Allstate Corp.                                          17,000         594,320
American International Group, Inc.                      14,500       1,207,125
Hartford Financial Services Group, Inc.                 13,000         860,730
Jefferson Pilot Corp.                                   12,750         605,753
--------------------------------------------------------------------------------
                                                                     3,267,928
--------------------------------------------------------------------------------

Investment 0.3%
Merrill Lynch & Co., Inc.                                6,000         325,440
--------------------------------------------------------------------------------

Health 7.8%
--------------------------------------------------------------------------------

Biotechnology 1.0%
Amgen, Inc.*                                             8,000         501,680
Genentech, Inc.*                                        11,000         465,300
--------------------------------------------------------------------------------
                                                                       966,980
--------------------------------------------------------------------------------

Health Industry Services 0.5%
McKesson HBOC, Inc.                                     12,700         526,415
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Hospital Management 0.6%
Tenet Healthcare Corp.*                                 10,800         599,508
--------------------------------------------------------------------------------

Medical Supply & Specialty 1.5%
Abbott Laboratories                                     19,600       1,050,364
Baxter International, Inc.                               9,000         448,200
--------------------------------------------------------------------------------
                                                                     1,498,564
--------------------------------------------------------------------------------

Pharmaceuticals 4.2%
American Home Products Corp.                            11,600         699,596
Eli Lilly & Co.                                          5,000         396,400
Johnson & Johnson                                       29,788       1,611,531
Pfizer, Inc.                                            32,000       1,319,040
--------------------------------------------------------------------------------
                                                                     4,026,567
--------------------------------------------------------------------------------

Manufacturing 3.6%
--------------------------------------------------------------------------------

Chemicals 1.0%
PPG Industries, Inc.                                    11,000         604,450
Praxair, Inc.                                            7,000         317,380
--------------------------------------------------------------------------------
                                                                       921,830
--------------------------------------------------------------------------------

Diversified Manufacturing 2.0%
General Electric Co.                                    44,800       1,948,800
--------------------------------------------------------------------------------

Machinery/Components/Controls 0.6%
Illinois Tool Works, Inc.                                9,700         611,100
--------------------------------------------------------------------------------

Media 3.8%
--------------------------------------------------------------------------------

Advertising 0.6%
Omnicom Group, Inc.                                      6,550         572,274
--------------------------------------------------------------------------------

Broadcasting & Entertainment 1.5%
Clear Channel Communications, Inc.*                     11,601         679,819
Viacom, Inc. "B"*                                       15,421         767,966
--------------------------------------------------------------------------------
                                                                     1,447,785
--------------------------------------------------------------------------------

Cable Television 1.1%
AOL Time Warner, Inc.*                                  14,000         636,300
AT&T Corp.-- Liberty Media Group "A"*                   26,000         408,980
--------------------------------------------------------------------------------
                                                                     1,045,280
--------------------------------------------------------------------------------

Print Media 0.6%
Tribune Co.                                             15,200         627,152
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 0.9%
--------------------------------------------------------------------------------

Miscellaneous Commercial Services
Siebel Systems, Inc.*                                    9,400         323,924
United Parcel Service "B"                                9,000         511,470
--------------------------------------------------------------------------------
                                                                       835,394
--------------------------------------------------------------------------------

Technology 9.1%
--------------------------------------------------------------------------------

Computer Software 2.6%
Microsoft Corp.*                                        26,000       1,720,940
Oracle Corp.*                                           23,500         424,880
PeopleSoft, Inc.*                                        8,900         388,663
--------------------------------------------------------------------------------
                                                                     2,534,483
--------------------------------------------------------------------------------

Diverse Electronic Products 1.5%
Applied Materials, Inc.*                                 4,300         197,198
Dell Computer Corp.*                                    25,000         673,250
KLA Tencor Corp.*                                        4,000         217,560
Motorola, Inc.                                          12,200         228,018
Teradyne, Inc.*                                          5,200         176,696
--------------------------------------------------------------------------------
                                                                     1,492,722
--------------------------------------------------------------------------------

Telecommunications Equipment 0.7%
Cisco Systems, Inc.*                                    37,000         711,140
--------------------------------------------------------------------------------

Electronic Data Processing 1.3%
Hewlett-Packard Co.                                     17,000         419,220
International Business Machines Corp.                    7,600         799,596
--------------------------------------------------------------------------------
                                                                     1,218,816
--------------------------------------------------------------------------------

Military Electronics 0.3%
General Dynamics Corp.                                   4,000         323,560
--------------------------------------------------------------------------------

Semiconductors 2.7%
Intel Corp.                                             34,000       1,013,540
Linear Technology Corp.                                  6,000         261,480
Micron Technology, Inc.*                                 9,000         378,000
Texas Instruments, Inc.                                 26,900         928,050
--------------------------------------------------------------------------------
                                                                     2,581,070
--------------------------------------------------------------------------------

Transportation 0.8%
--------------------------------------------------------------------------------

Railroads
Union Pacific Corp.                                     14,000         751,660
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 0.1%
--------------------------------------------------------------------------------
Electric Utilities
Mirant Corp.*                                            4,100         126,812
--------------------------------------------------------------------------------
Total Common Stocks (Cost $40,477,308)                              44,992,852
--------------------------------------------------------------------------------

                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
 U.S. Government Obligations 51.0%
--------------------------------------------------------------------------------
U.S. Treasury Separate Trading Registered
  Interest and Principal Securities, Principal
  only:
  4.446%***, 11/15/2004                             47,400,000      41,013,798
  4.569%***, 11/15/2004                             10,050,000       8,661,794
--------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost $44,649,962)                49,675,592
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 2.8%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $2,685,209)                                  2,685,209       2,685,209
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%  (Cost $87,812,479) (a)        97,353,653
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

*** Bond equivalent yield to maturity, not a coupon rate.

(a) The cost for federal income tax purposes was $88,255,904. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $9,097,749. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,384,665 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,286,916.



    The accompanying notes are an integral part of the financial statements.

 Series VI
                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 37.0%
--------------------------------------------------------------------------------

Communications 1.5%
--------------------------------------------------------------------------------

Cellular Telephone 0.6%
AT&T Wireless Services, Inc.*                           12,400         231,756
QUALCOMM, Inc.*                                          1,700         107,491
--------------------------------------------------------------------------------
                                                                       339,247
--------------------------------------------------------------------------------

Telephone/Communications 0.9%
BroadWing, Inc.*                                         8,600         209,066
Verizon Communications, Inc.                             5,700         308,655
--------------------------------------------------------------------------------
                                                                       517,721
--------------------------------------------------------------------------------

Consumer Discretionary 3.0%
--------------------------------------------------------------------------------

Department & Chain Stores
Costco Wholesale Corp.*                                  5,000         215,250
Home Depot, Inc.                                         4,000         201,480
Kohl's Corp.*                                            3,900         223,392
Lowe's Companies, Inc.                                   6,900         263,442
Target Corp.                                             7,400         286,380
Wal-Mart Stores, Inc.                                    8,800         491,920
--------------------------------------------------------------------------------
                                                                     1,681,864
--------------------------------------------------------------------------------

Consumer Staples 2.1%
--------------------------------------------------------------------------------

Food & Beverage 1.5%
Kroger Co.*                                              6,300         166,068
PepsiCo, Inc.                                            7,000         326,410
Quaker Oats Co.                                          1,000          88,000
Unilever NV (New York shares)                            4,000         239,800
--------------------------------------------------------------------------------
                                                                       820,278
--------------------------------------------------------------------------------

Package Goods/Cosmetics 0.6%
Colgate-Palmolive Co.                                    6,000         325,200
--------------------------------------------------------------------------------

Durables 0.3%
--------------------------------------------------------------------------------
Aerospace
United Technologies Corp.                                2,100         154,140
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Energy 2.5%
--------------------------------------------------------------------------------
Oil & Gas Production 2.2%
BP PLC (ADR)                                             4,500         222,390
Exxon Mobil Corp.                                       12,712         530,853
Nabors Industries, Inc.*                                 6,000         175,800
Royal Dutch Petroleum Co. (New York shares)              5,000         290,000
--------------------------------------------------------------------------------
                                                                     1,219,043
--------------------------------------------------------------------------------

Oilfield Services/Equipment 0.3%
BJ Services Co.*                                         7,000         176,540
--------------------------------------------------------------------------------

Financial 6.7%
--------------------------------------------------------------------------------

Banks 2.0%
Fifth Third Bancorp.                                     4,500         283,590
J.P. Morgan Chase & Co.                                  7,000         303,100
Mellon Financial Corp.                                   7,000         266,140
National City Corp.                                      8,000         256,960
--------------------------------------------------------------------------------
                                                                     1,109,790
--------------------------------------------------------------------------------

Consumer Finance 1.9%
Citigroup, Inc.                                         12,000         602,520
Household International, Inc.                            3,413         226,248
Providian Financial Corp.                                5,000         246,850
--------------------------------------------------------------------------------
                                                                     1,075,618
--------------------------------------------------------------------------------

Insurance 2.5%
Allstate Corp.                                           8,000         279,680
American International Group, Inc.                       6,375         530,719
Hartford Financial Services Group, Inc.                  5,000         331,050
Jefferson Pilot Corp.                                    5,750         273,183
--------------------------------------------------------------------------------
                                                                     1,414,632
--------------------------------------------------------------------------------
Investment 0.3%
Merrill Lynch & Co., Inc.                                2,700         146,448
--------------------------------------------------------------------------------

Health 6.5%
--------------------------------------------------------------------------------

Biotechnology 0.9%
Amgen, Inc.*                                             4,000         250,840
Genentech, Inc.*                                         5,500         232,650
--------------------------------------------------------------------------------
                                                                       483,490
--------------------------------------------------------------------------------

Health Industry Services 0.4%
McKesson HBOC, Inc.                                      6,000         248,700
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Hospital Management 0.5%
Tenet Healthcare Corp.*                                  4,500         249,795
--------------------------------------------------------------------------------

Medical Supply & Specialty 1.4%
Abbott Laboratories                                      9,800         525,182
Baxter International, Inc.                               5,000         249,000
--------------------------------------------------------------------------------
                                                                       774,182
--------------------------------------------------------------------------------

Pharmaceuticals 3.3%
American Home Products Corp.                             5,400         325,674
Eli Lilly & Co.                                          2,600         206,128
Johnson & Johnson                                       13,166         712,281
Pfizer, Inc.                                            15,000         618,300
--------------------------------------------------------------------------------
                                                                     1,862,383
--------------------------------------------------------------------------------

Manufacturing 2.8%
--------------------------------------------------------------------------------

Chemicals 0.7%
PPG Industries, Inc.                                     5,100         280,245
Praxair, Inc.                                            3,000         136,020
--------------------------------------------------------------------------------
                                                                       416,265
--------------------------------------------------------------------------------

Diversified Manufacturing 1.6%
General Electric Co.                                    20,000         870,000
--------------------------------------------------------------------------------

Machinery/Components/Controls 0.5%
Illinois Tool Works, Inc.                                4,600         289,800
--------------------------------------------------------------------------------

Media 3.1%
--------------------------------------------------------------------------------

Advertising 0.5%
Omnicom Group, Inc.                                      2,700         235,899
--------------------------------------------------------------------------------

Broadcasting & Entertainment 1.2%
Clear Channel Communications, Inc.*                      5,401         316,499
Viacom, Inc. "B"*                                        7,331         365,084
--------------------------------------------------------------------------------
                                                                       681,583
--------------------------------------------------------------------------------

Cable Television 0.9%
AOL Time Warner, Inc.*                                   7,000         318,150
AT&T Corp.-- Liberty Media Group "A"*                   11,000         173,030
--------------------------------------------------------------------------------
                                                                       491,180
--------------------------------------------------------------------------------

Print Media 0.5%
Tribune Co.                                              7,050         290,883
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 0.7%
--------------------------------------------------------------------------------

Miscellaneous Commercial Services
Siebel Systems, Inc.*                                    4,400         151,624
United Parcel Service "B"                                4,000         227,320
--------------------------------------------------------------------------------
                                                                       378,944
--------------------------------------------------------------------------------

Technology 7.1%
--------------------------------------------------------------------------------

Computer Software 1.9%
Microsoft Corp.*                                        10,300         681,757
Oracle Corp.*                                           11,100         200,688
PeopleSoft, Inc.*                                        4,100         179,047
--------------------------------------------------------------------------------
                                                                     1,061,492
--------------------------------------------------------------------------------

Diverse Electronic Products 1.3%
Applied Materials, Inc.*                                 2,300         105,478
Dell Computer Corp. *                                   12,000         323,160
KLA Tencor Corp.*                                        2,000         108,780
Motorola, Inc.                                           5,600         104,664
Teradyne, Inc.*                                          2,300          78,154
--------------------------------------------------------------------------------
                                                                       720,236
--------------------------------------------------------------------------------

Telecommunications Equipment 0.6%
Cisco Systems, Inc.*                                    17,000         326,740
--------------------------------------------------------------------------------

Electronic Data Processing 0.9%
Hewlett-Packard Co.                                      7,000         172,620
International Business Machines Corp.                    3,400         357,714
--------------------------------------------------------------------------------
                                                                       530,334
--------------------------------------------------------------------------------

Military Electronics 0.3%
General Dynamics Corp.                                   1,800         145,602
--------------------------------------------------------------------------------

Semiconductors 2.1%
Intel Corp.                                             14,500         432,245
Linear Technology Corp.                                  3,000         130,740
Micron Technology, Inc.*                                 4,500         189,000
Texas Instruments, Inc.                                 12,500         431,250
--------------------------------------------------------------------------------
                                                                     1,183,235
--------------------------------------------------------------------------------

Transportation 0.6%
--------------------------------------------------------------------------------

Railroads
Union Pacific Corp.                                      6,200         332,878
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 0.1%
--------------------------------------------------------------------------------

Electric Utilities
Mirant Corp.*                                            1,800          55,672
--------------------------------------------------------------------------------
Total Common Stocks  (Cost $18,812,267)                             20,609,814
--------------------------------------------------------------------------------

                                                 Principal Amount
                                                        ($)           Value ($)
--------------------------------------------------------------------------------
 U.S. Government Obligations 60.1%
--------------------------------------------------------------------------------

U.S. Treasury Separate Trading Registered
  Interest and Principal Securities, Principal
  only, 4.617%***, 5/15/2006 (Cost $30,483,309)     41,700,000      33,508,869
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 2.9%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $1,642,071)                                  1,642,071       1,642,071
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $50,937,647) (a)         55,760,754
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

*** Bond equivalent yield to maturity, not a coupon rate.

(a) The cost for federal income tax purposes was $51,157,996. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $4,602,758. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,763,914 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,161,156.


    The accompanying notes are an integral part of the financial statements.

 Series VII
                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 27.6%
--------------------------------------------------------------------------------

Communications 1.2%
--------------------------------------------------------------------------------

Cellular Telephone 0.5%
AT&T Wireless Services, Inc.*                            6,500         121,485
QUALCOMM, Inc.*                                          1,000          63,230
--------------------------------------------------------------------------------
                                                                       184,715
--------------------------------------------------------------------------------

Telephone/Communications 0.7%
BroadWing, Inc.*                                         5,200         126,412
Verizon Communications, Inc.                             3,300         178,695
--------------------------------------------------------------------------------
                                                                       305,107
--------------------------------------------------------------------------------

Consumer Discretionary 2.2%
--------------------------------------------------------------------------------

Department & Chain Stores
Costco Wholesale Corp.*                                  3,000         129,150
Home Depot, Inc.                                         2,500         125,925
Kohl's Corp.*                                            1,800         103,104
Lowe's Companies, Inc.                                   4,000         152,720
Target Corp.                                             3,500         135,450
Wal-Mart Stores, Inc.                                    5,300         296,270
--------------------------------------------------------------------------------
                                                                       942,619
--------------------------------------------------------------------------------

Consumer Staples 1.3%
--------------------------------------------------------------------------------

Food & Beverage 0.8%
Kroger Co.*                                              2,300          60,628
PepsiCo, Inc.                                            2,500         116,575
Unilever NV (New York shares)                            3,000         179,850
--------------------------------------------------------------------------------
                                                                       357,053
--------------------------------------------------------------------------------

Package Goods/Cosmetics 0.5%
Colgate-Palmolive Co.                                    3,700         200,540
--------------------------------------------------------------------------------

Durables 0.2%
--------------------------------------------------------------------------------

Aerospace
United Technologies Corp.                                1,100          80,740
--------------------------------------------------------------------------------

Energy 1.8%
--------------------------------------------------------------------------------

Oil & Gas Production 1.5%
BP PLC (ADR)                                             2,250         111,195
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Exxon Mobil Corp.                                        7,128         297,665
Nabors Industries, Inc.*                                 2,400          70,320
Royal Dutch Petroleum Co. (New York shares)              2,500         145,000
--------------------------------------------------------------------------------
                                                                       624,180
--------------------------------------------------------------------------------

Oilfield Services/Equipment 0.3%
BJ Services Co.*                                         4,500         113,490
--------------------------------------------------------------------------------

Financial 5.1%
--------------------------------------------------------------------------------

Banks 1.7%
Fifth Third Bancorp.                                     3,200         201,664
J.P. Morgan Chase & Co.                                  3,750         162,375
Mellon Financial Corp.                                   4,500         171,090
National City Corp.                                      5,000         160,600
--------------------------------------------------------------------------------
                                                                       695,729
--------------------------------------------------------------------------------

Consumer Finance 1.4%
Citigroup, Inc.                                          6,366         319,637
Household International, Inc.                            2,009         133,177
Providian Financial Corp.                                3,000         148,110
--------------------------------------------------------------------------------
                                                                       600,924
--------------------------------------------------------------------------------

Insurance 1.8%
Allstate Corp.                                           4,500         157,320
American International Group, Inc.                       2,950         245,588
Hartford Financial Services Group, Inc.                  3,000         198,630
Jefferson Pilot Corp.                                    3,025         143,718
--------------------------------------------------------------------------------
                                                                       745,256
--------------------------------------------------------------------------------

Investment 0.2%
Merrill Lynch & Co., Inc.                                1,700          92,208
--------------------------------------------------------------------------------

Health 4.7%
--------------------------------------------------------------------------------

Biotechnology 0.7%
Amgen, Inc.*                                             2,000         125,420
Genentech, Inc.*                                         3,500         148,050
--------------------------------------------------------------------------------
                                                                       273,470
--------------------------------------------------------------------------------

Health Industry Services 0.3%
McKesson HBOC, Inc.                                      3,500         145,075
--------------------------------------------------------------------------------

Hospital Management 0.3%
Tenet Healthcare Corp.*                                  2,500         138,775
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Medical Supply & Specialty 1.0%
Abbott Laboratories                                      4,750         254,553
Baxter International, Inc.                               2,900         144,420
--------------------------------------------------------------------------------
                                                                       398,973
--------------------------------------------------------------------------------

Pharmaceuticals 2.4%
American Home Products Corp.                             3,000         180,930
Eli Lilly & Co.                                          1,300         103,064
Johnson & Johnson                                        7,026         380,107
Pfizer, Inc.                                             8,500         350,370
--------------------------------------------------------------------------------
                                                                     1,014,471
--------------------------------------------------------------------------------

Manufacturing 2.2%
--------------------------------------------------------------------------------

Chemicals 0.7%
PPG Industries, Inc.                                     3,500         192,325
Praxair, Inc.                                            2,000          90,680
--------------------------------------------------------------------------------
                                                                       283,005
--------------------------------------------------------------------------------

Diversified Manufacturing 1.1%
General Electric Co.                                    11,000         478,500
--------------------------------------------------------------------------------

Machinery/Components/Controls 0.4%
Illinois Tool Works, Inc.                                2,500         157,500
--------------------------------------------------------------------------------

Media 2.3%
--------------------------------------------------------------------------------

Advertising 0.4%
Omnicom Group, Inc.                                      1,650         144,161
--------------------------------------------------------------------------------

Broadcasting & Entertainment 0.8%
Clear Channel Communications, Inc.*                      2,201         128,979
Viacom, Inc. "B"*                                        4,474         222,805
--------------------------------------------------------------------------------
                                                                       351,784
--------------------------------------------------------------------------------

Cable Television 0.7%
AOL Time Warner, Inc.*                                   4,000         181,800
AT&T Corp.-- Liberty Media Group "A"*                    7,500         117,975
--------------------------------------------------------------------------------
                                                                       299,775
--------------------------------------------------------------------------------

Print Media 0.4%
Tribune Co.                                              4,450         183,607
--------------------------------------------------------------------------------

Service Industries 0.5%
--------------------------------------------------------------------------------

Miscellaneous Commercial Services
Siebel Systems, Inc.*                                    2,000          68,920
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

United Parcel Service "B"                                2,500         142,075
--------------------------------------------------------------------------------
                                                                       210,995
--------------------------------------------------------------------------------

Technology 5.6%
--------------------------------------------------------------------------------

Computer Software 1.6%
Microsoft Corp.*                                         6,600         436,854
Oracle Corp.*                                            6,000         108,480
PeopleSoft, Inc.*                                        2,500         109,175
--------------------------------------------------------------------------------
                                                                       654,509
--------------------------------------------------------------------------------

Diverse Electronic Products 0.9%
Applied Materials, Inc.*                                   650          29,809
Dell Computer Corp.*                                     7,000         188,510
KLA Tencor Corp.*                                        1,000          54,390
Motorola, Inc.                                           3,100          57,939
Teradyne, Inc.*                                          1,300          44,174
--------------------------------------------------------------------------------
                                                                       374,822
--------------------------------------------------------------------------------

Telecommunications Equipment 0.4%
Cisco Systems, Inc.*                                     9,000         172,980
--------------------------------------------------------------------------------

Electronic Data Processing 0.7%
Hewlett-Packard Co.                                      5,500         135,630
International Business Machines Corp.                    1,500         157,815
--------------------------------------------------------------------------------
                                                                       293,445
--------------------------------------------------------------------------------

Military Electronics 0.2%
General Dynamics Corp.                                   1,000          80,890
--------------------------------------------------------------------------------

Semiconductors 1.8%
Intel Corp.                                              9,500         283,195
Linear Technology Corp.                                  2,000          87,160
Micron Technology, Inc.*                                 3,000         126,000
Texas Instruments, Inc.                                  6,800         234,600
--------------------------------------------------------------------------------
                                                                       730,955
--------------------------------------------------------------------------------

Transportation 0.4%
--------------------------------------------------------------------------------

Railroads
Union Pacific Corp.                                      3,450         185,231
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 0.1%
--------------------------------------------------------------------------------

Electric Utilities
Mirant Corp.*                                            1,000          30,927
--------------------------------------------------------------------------------
Total Common Stocks (Cost $11,014,063)                              11,546,411
--------------------------------------------------------------------------------

                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
 U.S. Government Obligations 70.9%
--------------------------------------------------------------------------------

U.S. Treasury Separate Trading Registered
  Interest and Principal Securities, Principal
  only, 4.968%***, 5/15/2008 (Cost $27,770,075)     41,300,000      29,595,580
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 1.5%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $623,183)                                      623,183         623,183
--------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0%  (Cost $39,407,321) (a)         41,765,174
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

*** Bond equivalent yield to maturity, not a coupon rate.

(a) The cost for federal income tax purposes was $39,554,524. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $2,210,650. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,959,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $748,373.




    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statements of Assets and Liabilities as of July 31, 2001
--------------------------------------------------------------------------------

Assets                                                               Series III
--------------------------------------------------------------------------------
Investments in securities, at value (cost $89,305,146,
$88,364,169, $87,812,479, $50,937,647 and $39,407,321,
respectively)                                                   $    94,010,796
--------------------------------------------------------------------------------
Dividends receivable                                                     20,081
--------------------------------------------------------------------------------
Total assets                                                         94,030,877
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,099,114
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         46,059
--------------------------------------------------------------------------------
Accrued management fee                                                   40,716
--------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                       9,966
--------------------------------------------------------------------------------
Accrued reorganization costs                                             11,513
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     120,870
--------------------------------------------------------------------------------
Total liabilities                                                     1,328,238
--------------------------------------------------------------------------------
Net assets, at value                                            $    92,702,639
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                   1,848,649
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             4,705,650
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                    776,206
--------------------------------------------------------------------------------
Paid-in capital                                                      85,372,134
--------------------------------------------------------------------------------
Net assets, at value                                            $    92,702,639
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Shares outstanding                                                   10,207,460
--------------------------------------------------------------------------------
Net asset value and redemption price per share
(Net assets / outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)          $          9.08
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

    Series IV          Series V          Series VI        Series VII
------------------------------------------------------------------------

$    93,792,755    $    97,353,653   $    55,760,754   $    41,765,174
------------------------------------------------------------------------
         17,951             20,197            10,531             5,620
------------------------------------------------------------------------
     93,810,706         97,373,850        55,771,285        41,770,794
------------------------------------------------------------------------

------------------------------------------------------------------------
      1,033,258          1,173,676           513,578           220,060
------------------------------------------------------------------------
         70,316             55,943            15,362           115,118
------------------------------------------------------------------------
         40,331             40,334            23,869            17,283
------------------------------------------------------------------------
          9,858             10,070             7,392             6,622
------------------------------------------------------------------------
         12,038             12,524             7,486             6,068
------------------------------------------------------------------------
        125,126            111,323            64,552            52,141
------------------------------------------------------------------------
      1,290,927          1,403,870           632,239           417,292
------------------------------------------------------------------------
$    92,519,779    $    95,969,980   $    55,139,046   $    41,353,502
------------------------------------------------------------------------

------------------------------------------------------------------------
      1,669,752          1,912,698         1,071,955           719,169

------------------------------------------------------------------------
      5,428,586          9,541,174         4,823,107         2,357,853
------------------------------------------------------------------------
        878,431          1,499,184           619,416         (386,620)
------------------------------------------------------------------------
     84,543,010         83,016,924        48,624,568        38,663,100
------------------------------------------------------------------------
$    92,519,779    $    95,969,980   $    55,139,046   $    41,353,502
------------------------------------------------------------------------

------------------------------------------------------------------------
      9,696,872         10,852,527         5,302,133         3,750,577
------------------------------------------------------------------------


$          9.54   $          8.84   $         10.40   $         11.03
------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Operations for the year ended July 31, 2001
--------------------------------------------------------------------------------

Investment Income                                                  Series III
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $3,913, $3,619,
$4,159, $1,639 and $980, respectively)                          $       456,710
--------------------------------------------------------------------------------
Interest                                                              3,747,037
--------------------------------------------------------------------------------
Total Income                                                          4,203,747
--------------------------------------------------------------------------------
Expenses:
Management fee                                                          510,710
--------------------------------------------------------------------------------
Administrative fee                                                       19,040
--------------------------------------------------------------------------------
Services to shareholders                                                140,553
--------------------------------------------------------------------------------
Custodian fees                                                            4,553
--------------------------------------------------------------------------------
Administrative services fees                                            255,355
--------------------------------------------------------------------------------
Auditing                                                                 24,727
--------------------------------------------------------------------------------
Legal                                                                     1,952
--------------------------------------------------------------------------------
Trustees' fees and expenses                                              28,709
--------------------------------------------------------------------------------
Reports to shareholders                                                      --
--------------------------------------------------------------------------------
Registration fees                                                         9,493
--------------------------------------------------------------------------------
Reorganization                                                           24,752
--------------------------------------------------------------------------------
Other                                                                     4,402
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             1,024,246
--------------------------------------------------------------------------------
Expense reductions                                                     (24,313)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                                999,933
--------------------------------------------------------------------------------
Net investment income (loss)                                          3,203,814
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                             1,606,729
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                        (11,999,388)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                         (10,392,659)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations $   (7,188,845)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

    Series IV          Series V          Series VI        Series VII
------------------------------------------------------------------------


$       403,779    $       479,038   $       223,203   $       127,581
------------------------------------------------------------------------
      3,434,220          3,574,603         2,079,588         1,696,369
------------------------------------------------------------------------
      3,837,999          4,053,641         2,302,791         1,823,950
------------------------------------------------------------------------

        501,426            522,227           295,022           221,743
------------------------------------------------------------------------
         18,855             19,586            11,189             8,415
------------------------------------------------------------------------
        139,118            122,379            56,636            61,060
------------------------------------------------------------------------
          8,205              3,983             7,103             8,450
------------------------------------------------------------------------
        242,713            248,792           147,419           111,197
------------------------------------------------------------------------
         27,616             30,958            15,203            12,694
------------------------------------------------------------------------
          2,921              2,731             2,877             1,277
------------------------------------------------------------------------
         23,752             23,217            13,082            10,684
------------------------------------------------------------------------
          2,321              5,445             3,320             3,683
------------------------------------------------------------------------
          3,974              6,690             5,097            10,606
------------------------------------------------------------------------
         27,169             28,378            16,923            13,103
------------------------------------------------------------------------
          7,084              1,036             2,744             4,667
------------------------------------------------------------------------
      1,005,154          1,015,422           576,615           467,579
------------------------------------------------------------------------
       (17,661)           (18,858)           (9,011)           (4,375)
------------------------------------------------------------------------
        987,493            996,564           567,604           463,204
------------------------------------------------------------------------
      2,850,506          3,057,077         1,735,187         1,360,746
------------------------------------------------------------------------

------------------------------------------------------------------------
      1,128,187          2,266,358           992,833         (361,460)
------------------------------------------------------------------------

    (8,165,079)       (10,448,482)       (3,746,310)         (161,332)
------------------------------------------------------------------------
    (7,036,892)        (8,182,124)       (2,753,477)         (522,792)
------------------------------------------------------------------------
$   (4,186,386)    $   (5,125,047)   $   (1,018,290)   $       837,954
------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                     Series III                 Series IV
                             -------------------------- --------------------------
                                Years Ended July 31,       Years Ended July 31,
Increase (Decrease) in
Net Assets
                                 2001         2000          2001         2000
------------------------------------------------------------------------------------
Operations:
Net investment income (loss) $ 3,203,814   $ 3,406,986   $ 2,850,506   $ 2,993,661
------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions        1,606,729     7,901,237     1,128,187     7,903,388
------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) on investment
transactions during the
period                       (11,999,388)      215,986   (8,165,079)     (487,524)
------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting from
operations                   (7,188,845)    11,524,209   (4,186,386)    10,409,525
------------------------------------------------------------------------------------
Distributions to
shareholders from:
Net investment income        (3,625,691)   (3,144,693)   (2,893,666)   (3,214,001)
------------------------------------------------------------------------------------
Net realized gains           (8,700,813)   (3,354,526)   (7,277,916)   (4,045,163)
------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold             --            --            --            --
------------------------------------------------------------------------------------
Reinvestment of distributions 12,021,708     6,499,219     9,873,224     7,259,164
------------------------------------------------------------------------------------
Cost of shares redeemed     (12,097,776)  (15,859,176)  (11,710,036)  (22,635,487)
------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from Fund share
transactions                    (76,068)   (9,359,957)   (1,836,812)  (15,376,323)
------------------------------------------------------------------------------------
Increase (decrease) in net
assets                       (19,591,417)  (4,334,967)  (16,194,780)  (12,225,962)
------------------------------------------------------------------------------------
Net assets at beginning of
period                       112,294,056   116,629,023   108,714,559   120,940,521
------------------------------------------------------------------------------------
Net assets at end of
period                       $92,702,639  $112,294,056   $92,519,779  $108,714,559
------------------------------------------------------------------------------------
Undistributed net investment
income                       $ 1,848,649   $ 2,270,526   $ 1,669,752   $ 1,712,913
------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

         Series V                    Series VI                  Series VII
---------------------------  --------------------------  -------------------------
   Years Ended July 31,         Years Ended July 31,       Years Ended July 31,
     2001         2000           2001         2000           2001        2000
----------------------------------------------------------------------------------

$ 3,057,077   $ 3,265,001    $ 1,735,187  $ 1,800,604    $ 1,360,746 $ 1,462,163
----------------------------------------------------------------------------------

  2,266,358     8,115,837        992,833    3,656,375      (361,460)   1,491,724
----------------------------------------------------------------------------------


(10,448,482)      (4,857)    (3,746,310)      611,314      (161,332)   1,192,573
----------------------------------------------------------------------------------


(5,125,047)    11,375,981    (1,018,290)    6,068,293        837,954   4,146,460
----------------------------------------------------------------------------------


(3,587,273)   (2,830,545)    (1,643,993)  (1,387,066)    (1,456,210) (1,323,612)
----------------------------------------------------------------------------------
(8,828,479)   (4,301,894)    (4,007,388)  (1,953,023)    (1,570,613)          --
----------------------------------------------------------------------------------

         --            --             --           --             --   6,029,655
----------------------------------------------------------------------------------
 12,113,676     7,124,818      5,496,995    3,337,031      2,949,518   1,292,763
----------------------------------------------------------------------------------
(12,685,177)  (18,900,593)   (6,345,528)  (10,890,684)   (6,021,981) (11,121,804)
----------------------------------------------------------------------------------


  (571,501)   (11,775,775)     (848,533)  (7,553,653)    (3,072,463) (3,799,386)
----------------------------------------------------------------------------------

(18,112,300)  (7,532,233)    (7,518,204)  (4,825,449)    (5,261,332)   (976,538)
----------------------------------------------------------------------------------

114,082,280   121,614,513     62,657,250   67,482,699     46,614,834  47,591,372
----------------------------------------------------------------------------------
$95,969,980   $114,082,280   $55,139,046  $62,657,250    $41,353,502 $46,614,834
----------------------------------------------------------------------------------

$ 1,912,698   $ 2,442,894    $ 1,071,955  $   980,761    $   719,169 $   873,143
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Series III

--------------------------------------------------------------------------------
 Per Share Operating
 Performance                    2001^a   2000^a   1999^a  1998^a  1997^b  1997^c
--------------------------------------------------------------------------------
Net asset value, beginning
of period                      $11.09   $10.62   $10.52   $11.33 $10.75   $10.95
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)   .31^d    .32^d    .32^d     .39    .04      .42
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                 (1.04)      .77      .82      .27    .54     1.22
--------------------------------------------------------------------------------
  Total from investment
  operations                    (.73)     1.09     1.14      .66    .58     1.64
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.38)    (.30)    (.37)    (.40)     --    (.43)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions       (.90)    (.32)    (.67)   (1.07)     --   (1.41)
--------------------------------------------------------------------------------
  Total distributions          (1.28)    (.62)   (1.04)   (1.47)     --   (1.84)
--------------------------------------------------------------------------------
Net asset value, end of period $ 9.08   $11.09   $10.62   $10.52 $11.33   $10.75
--------------------------------------------------------------------------------
Total Return (%)^e             (6.84)    10.49    11.47     6.68 5.40**    16.38
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                       93      112      117      118    127      122
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)          1.00^f     .94     1.04      .95   .83*      .95
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)           .98^f     .93     1.04      .95   .83*      .95
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                       3.13     2.95     3.06     3.36  3.63*     3.61
--------------------------------------------------------------------------------
Portfolio turnover rate (%)        53       40       44       67    79*       74
--------------------------------------------------------------------------------

^a  For the year ended July 31.

^b  For the month ended July 31, 1997.

^c  For the year ended June 30.

^d  Based on average shares outstanding during the period.

^e  Total return does not reflect the effect of any sales charge.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .97% and .97%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Series IV

--------------------------------------------------------------------------------
 Per Share Operating
 Performance                   200^1a   2000^a   1999^a   1998^a  1997^b  1997^c
--------------------------------------------------------------------------------
Net asset value, beginning
of period                      $11.08   $10.79   $10.68   $11.28 $10.69   $10.70
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)   .29^d    .28^d    .29^d     .35    .03      .39
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (.74)      .71      .77      .38    .56     1.17
--------------------------------------------------------------------------------
  Total from investment
  operations                    (.45)      .99     1.06      .73    .59     1.56
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.31)    (.31)    (.33)    (.37)     --    (.38)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions       (.78)    (.39)    (.62)    (.96)     --   (1.19)
--------------------------------------------------------------------------------
  Total distributions          (1.09)    (.70)    (.95)   (1.33)     --   (1.57)
--------------------------------------------------------------------------------
Net asset value, end of period $ 9.54   $11.08   $10.79   $10.68 $11.28   $10.69
--------------------------------------------------------------------------------
Total Return (%)^e             (4.12)     9.41    10.35     7.27 5.52**    15.73
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                       93      109      121      124    136      131
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)          1.00^f     .98     1.03      .98   .88*      .96
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)           .98^f     .97     1.03      .98   .88*      .96
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                       2.84     2.61     2.71     2.98  3.22*     3.35
--------------------------------------------------------------------------------
Portfolio turnover rate (%)        47       82       36       59    66*       66
--------------------------------------------------------------------------------

^a  For the year ended July 31.

^b  For the month ended July 31, 1997.

^c  For the year ended June 30.

^d  Based on average shares outstanding during the period.

^e  Total return does not reflect the effect of any sales charge.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .97% and .97%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Series V

--------------------------------------------------------------------------------
 Per Share Operating
 Performance                  2001^a    2000^a   1999^a  1998^a  1997^b   1997^c
--------------------------------------------------------------------------------
Net asset value, beginning
of period                     $10.55    $10.18   $10.17   $10.86 $10.22   $10.20
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)  .28^d     .28^d    .29^d     .35    .03      .39
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                 (.78)       .72      .76      .39    .61     1.22
--------------------------------------------------------------------------------
  Total from investment
  operations                   (.50)      1.00     1.05      .74    .64     1.61
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.35)     (.25)    (.33)    (.38)     --    (.39)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions      (.86)     (.38)    (.71)   (1.05)     --   (1.20)
--------------------------------------------------------------------------------
  Total distributions         (1.21)     (.63)   (1.04)   (1.43)     --   (1.59)
--------------------------------------------------------------------------------
Net asset value, end of period$ 8.84    $10.55   $10.18   $10.17 $10.86   $10.22
--------------------------------------------------------------------------------
Total Return (%)^e            (4.79)     10.07    10.81     7.76 6.26**    17.14
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      96       114      122      126    137      131
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)          .97^f      .98     1.03      .99   .94*      .96
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)          .95^f      .98     1.03      .99   .94*      .96
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)               2.91      2.75     2.87     3.16  3.34*     3.59
--------------------------------------------------------------------------------
Portfolio turnover rate (%)       52        40       40       66    76*       79
--------------------------------------------------------------------------------


^a  For the year ended July 31.

^b  For the month ended July 31, 1997.

^c  For the year ended June 30.

^d  Based on average shares outstanding during the period.

^e  Total return does not reflect the effect of any sales charge.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .93% and .93%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Series VI

--------------------------------------------------------------------------------
 Per Share Operating
 Performance                  2001^a    2000^a   1999^a   1998^a  1997^b  1997^c
--------------------------------------------------------------------------------
Net asset value, beginning
of period                     $11.70    $11.22   $11.25   $11.57 $10.86   $ 9.83
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)  .32d      .32d     .33d      .38    .03      .33
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                 (.52)       .76      .64      .50    .68     1.26
--------------------------------------------------------------------------------
  Total from investment
  operations                   (.20)      1.08      .97      .88    .71     1.59
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.32)     (.25)    (.46)    (.39)     --    (.28)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions      (.78)     (.35)    (.54)    (.81)     --    (.28)
--------------------------------------------------------------------------------
  Total distributions         (1.10)     (.60)   (1.00)   (1.20)     --    (.56)
--------------------------------------------------------------------------------
Net asset value, end of
period                        $10.40    $11.70   $11.22   $11.25 $11.57   $10.86
--------------------------------------------------------------------------------
Total Return (%) ^e           (1.75)      9.80     8.81     8.32 6.54**    16.64
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period         55        63       67       70     73       69
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)          .98^f     1.06     1.02     1.01  1.00*     1.02
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)          .96^f     1.05     1.02     1.01  1.00*     1.02
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)               2.94      2.77     2.90     3.18  3.43*     3.43
--------------------------------------------------------------------------------
Portfolio turnover rate (%)       42        32       33       54    65*       74
--------------------------------------------------------------------------------

^a  For the year ended July 31.

^b  For the month ended July 31, 1997.

^c  For the year ended June 30.

^d  Based on average shares outstanding during the period.

^e  Total return does not reflect the effect of any sales charge.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were .94% and .94%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Series VII

--------------------------------------------------------------------------------
 Per Share Operating
 Performance                 2001^a   2000^a   1999^a   1998^a   1997^b   1997^c
--------------------------------------------------------------------------------
Net asset value, beginning
of period                    $11.60   $10.95   $10.62   $ 9.78  $ 9.23   $ 9.00
--------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income
  (loss)                       .35^d    .33^d    .32^d     .21     .01      .02
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions     (.13)      .61      .24      .73     .54      .21
--------------------------------------------------------------------------------
  Total from investment
  operations                    .22      .94      .56      .94     .55      .23
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income       (.38)    (.29)    (.21)    (.10)      --       --
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions     (.41)       --    (.02)       --      --       --
--------------------------------------------------------------------------------
  Total distributions         (.79)    (.29)    (.23)    (.10)      --       --
--------------------------------------------------------------------------------
Net asset value, end of
period                       $11.03   $11.60   $10.95   $10.62  $ 9.78   $ 9.23
--------------------------------------------------------------------------------
Total Return (%) ^e            1.88     8.73     5.25     9.68  5.96**   2.56**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                     41       47       48       26       5        2
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        1.05^f    1.09     1.18     1.21    .95*    1.17*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        1.04^f    1.08     1.18     1.21    .95*     1.17
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              3.06     2.99     2.86     2.79   3.45*    3.16*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)      36       43       26       43      6*      12*
--------------------------------------------------------------------------------

^a  For the year ended July 31.

^b  For the month ended July 31, 1997.

^c  For the period May 1, 1997 (commencement of operations) to June 30, 1997.

^d  Based on average shares outstanding during the period.

^e  Total return does not reflect the effect of any sales charge.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expenses reductions were 1.01% and 1.01%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Notes to Financial Statements
-------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Retirement Fund Series III, IV, V, VI and VII (the "Funds"), formerly Kemper Retirement Fund Series III, IV, V, VI and VII, are diversified series of Scudder Target Equity Fund (the "Trust"), formerly Kemper Target Equity Fund, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The objectives of the Funds are to provide a guaranteed return of investment on the Maturity Date to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Maturity Date for each Fund is as follows:

Fund                                                          Maturity Date
------------------------------------------------------------------------------
Series III                                                  February 15, 2002
------------------------------------------------------------------------------
Series IV                                                   February 15, 2003
------------------------------------------------------------------------------
Series V                                                    November 15, 2004
------------------------------------------------------------------------------
Series VI                                                      May 15, 2006
------------------------------------------------------------------------------
Series VII                                                     May 15, 2008
------------------------------------------------------------------------------

The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon U.S. Treasury obligations in the Funds' portfolios. This assurance is further backed by an agreement entered into with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Funds' investment manager. Fund shares were sold during limited offering periods, which ended during the years 1991 through 1999, and are redeemable on a continuous basis.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, Scudder Retirement Fund -- Series VII had a net tax basis capital loss carryforward of approximately $26,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2009, the expiration date.

In addition, from November 1, 2000 through July 31, 2001, Scudder Retirement Series -- Series VII incurred approximately $214,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as each Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

B. Purchases and Sales of Securities

For the year ended July 31, 2001, investment transactions (excluding short-term instruments) are as follows:

              Series III    Series IV     Series V     Series VI    Series VII
--------------------------------------------------------------------------------
Purchases    $ 53,735,521   47,017,763    53,863,852   24,669,721   15,866,489
--------------------------------------------------------------------------------
Proceeds
from sales   $ 63,622,659   57,735,173    65,758,221   31,307,773   22,719,409
--------------------------------------------------------------------------------

C. Related Parties

As described in Note F, ZSI initiated a restructuring program for most of its funds. As part of this reorganization, the Funds entered into an Administrative Agreement. This agreement was effective June 25, 2001. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Funds in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.50% of average daily net assets. The Funds incurred a management fee of $2,051,128 for the year ended July 31, 2001.

Administrative Fee. Effective June 25, 2001, the Funds, as approved by the Funds' Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Funds (other than those provided by ZSI under its Management Agreement with the

Funds, as described above) in exchange for the payment by the Funds of an administrative services fee (the "Administrative Fee") of 0.20% of average daily net assets, computed and accrued daily and payable monthly.

As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Funds (i.e., shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Funds and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Funds will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expense, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the period June 25, 2001 through July 31, 2001, the Funds incurred an administrative fee of $77,085, of which $68,629 is unpaid at July 31, 2001.

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Scudder Investments Services Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the shareholder service agent of the Funds. Prior to June 25, 2001, SISC incurred shareholder services fees of $504,349 for the period ended July 31, 2001, of which $78,838 is unpaid at July 31, 2001.

Effective June 25, 2001, the shareholder services fees will be paid by the Advisor in accordance with the Administrative Agreement.

Administrative Services Agreement. The Trust has an administrative services agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor. For providing information and administrative services to shareholders, the Funds pay SDI a fee at an annual rate of up to 0.25% of average daily net assets. SDI in turn has various agreements with financial services firms that provided these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees paid by the Funds to SDI for the year ended July 31, 2001 are $1,005,476, of which $94,401 is unpaid at July 31, 2001. Effective July 1, 2001, the Trust implemented a distribution services agreement which replaced the administrative services agreement. The distribution services agreement does not change the shareholder services fee rate and the implementation of the plan did not result in any increase in fees or expenses for the Funds.

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $63,880. In addition, a one-time fee was accrued for payment to those

Trustees not affiliated with the Advisor who did not stand for re-election, under the reorganization discussed in Note F. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear a portion of such costs.

                                                                   Trustee
                                                                  Severance
Fund                                       Trustee Severance   Absorbed by ZSI
-------------------------------------------------------------------------------
Series III                                 $      7,830     $      3,915
-------------------------------------------------------------------------------
Series IV                                         7,756            3,878
-------------------------------------------------------------------------------
Series V                                          7,878            3,939
-------------------------------------------------------------------------------
Series VI                                         6,366            3,183
-------------------------------------------------------------------------------
Series VII                                        5,734            2,867
-------------------------------------------------------------------------------


Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investment in the QP Trust. Distributions from the QP Trust to Scudder Target Equity Fund -- Scudder Retirement Fund Series III, IV, V, VI and VII for the year ended July 31, 2001, totaled $10,788, $6,869, $11,100, $5,835 and $1,733, respectively, and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2001, the Funds' custodian fees were reduced by $1,316. Prior to June 25, 2001, the Funds' transfer agent fees were reduced by $10,932.

Effective June 25, 2001, transfer agent credits will no longer be used to reduce Fund expenses.

E. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds

Rate plus 0.5%. The Funds may borrow up to a maximum of 33% of their net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services previously paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of each Fund. ZSI has agreed to bear a portion of such costs.

                                                                Reorganization
                                               Reorganization   Costs Absorbed
Fund                                                Costs           by ZSI
-----------------------------------------------------------------------------
Series III                                    $     24,752     $     17,468
-----------------------------------------------------------------------------
Series IV                                           27,169           10,889
-----------------------------------------------------------------------------
Series V                                            28,378           11,869
-----------------------------------------------------------------------------
Series VI                                           16,923            3,962
-----------------------------------------------------------------------------
Series VII                                          13,103               --
-----------------------------------------------------------------------------

G. Share Transactions

The following tables summarize share and dollar activity in the Funds:

                     Year Ended July 31, 2001        Year Ended July 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares Sold
--------------------------------------------------------------------------------
Series VII                 --    $         --         551,784     $  6,029,655
--------------------------------------------------------------------------------

Shares Issued to Shareholders in Reinvestment of Distributions
--------------------------------------------------------------------------------
Series III          1,299,644    $ 12,021,708         638,991     $  6,499,219
--------------------------------------------------------------------------------
Series IV           1,028,461       9,873,224         687,891        7,259,164
--------------------------------------------------------------------------------
Series V            1,353,205      12,113,676         724,713        7,124,818
--------------------------------------------------------------------------------
Series VI             526,028       5,496,995         301,160        3,337,031
--------------------------------------------------------------------------------
Series VII            266,925       2,949,518         117,736        1,292,763
--------------------------------------------------------------------------------

Shares Redeemed
--------------------------------------------------------------------------------
Series III        (1,218,709)    $(12,097,776)    (1,490,775)     $(15,859,176)
--------------------------------------------------------------------------------
Series IV         (1,141,807)    (11,710,036)     (2,085,395)     (22,635,487)
--------------------------------------------------------------------------------
Series V          (1,316,335)    (12,685,177)     (1,853,899)     (18,900,593)
--------------------------------------------------------------------------------
Series VI           (580,440)     (6,345,528)       (960,301)     (10,890,684)
--------------------------------------------------------------------------------
Series VII          (533,877)     (6,021,981)       (999,352)     (11,121,804)
--------------------------------------------------------------------------------

Net Increase (Decrease) in Fund Shares
--------------------------------------------------------------------------------
Series III             80,935    $   (76,068)       (851,784)     $(9,359,957)
--------------------------------------------------------------------------------
Series IV           (113,346)     (1,836,812)     (1,397,504)     (15,376,323)
--------------------------------------------------------------------------------
Series V               36,870       (571,501)     (1,129,186)     (11,775,775)
--------------------------------------------------------------------------------
Series VI            (54,412)       (848,533)       (659,141)      (7,553,653)
--------------------------------------------------------------------------------
Series VII          (266,952)     (3,072,463)       (329,832)      (3,799,386)
--------------------------------------------------------------------------------

Report of Ernst & Young, LLP Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Scudder Target Equity Fund -- Scudder Retirement Fund Series III, IV, V, VI and VII:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Scudder Target Equity Fund -- Scudder Retirement Series III, IV, V, VI and VII (the "Funds"), as of July 31, 2001, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at July 31, 2001, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                   /s/Ernst + Young LLP
September 13, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

Scudder Retirement Fund -- Series III, IV, V, VI and VII paid distributions of $0.90, $0.78, $0.86, $0.78 and $0.41 per share, respectively, from net long-term capital gains during the year ended July 31, 2001, of which 100% represent 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, Scudder Retirement Fund -- Series III, IV, V and VI designate $2,150,000, $1,630,000, $2,760,000 and
$1,240,000, respectively, as capital gains dividends for the year ended July 31, 2001, of which 100% represent 20% rate gains.

For corporate shareholders of Scudder Retirement Fund -- Series III, IV, V, VI and VII, 12%, 13%, 12%, 13% and 8%, respectively, of the income earned during the year ended July 31, 2001 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder Retirement Fund -- Series III (the "fund") was held on May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Target Equity Fund:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         5,716,291            104,723                0
--------------------------------------------------------------------------------
Lewis A. Burnham           5,715,110            105,904                0
--------------------------------------------------------------------------------
Mark S. Casady             5,720,493            100,521                0
--------------------------------------------------------------------------------
Linda C. Coughlin          5,717,520            103,494                0
--------------------------------------------------------------------------------
Donald L. Dunaway          5,717,753            103,261                0
--------------------------------------------------------------------------------
James R. Edgar             5,716,944            104,070                0
--------------------------------------------------------------------------------
William F. Glavin          5,720,493            100,521                0
--------------------------------------------------------------------------------
Robert B. Hoffman          5,717,753            103,261                0
--------------------------------------------------------------------------------
Shirley D. Peterson        5,720,493            100,521                0
--------------------------------------------------------------------------------
Fred B. Renwick            5,714,780            106,234                0
--------------------------------------------------------------------------------
William P. Sommers         5,717,753            103,261                0
--------------------------------------------------------------------------------
John G. Weithers           5,721,145             99,869                0
--------------------------------------------------------------------------------

2. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         5,419,891                    192,099                    209,024
--------------------------------------------------------------------------------

3. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         5,625,271                    50,895                     144,848
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Scudder Retirement Fund -- Series IV (the "fund") was held on May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Target Equity Fund:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         6,107,353             92,610                0
--------------------------------------------------------------------------------
Lewis A. Burnham           6,105,885             94,078                0
--------------------------------------------------------------------------------
Mark S. Casady             6,104,618             95,345                0
--------------------------------------------------------------------------------
Linda C. Coughlin          6,107,353             92,610                0
--------------------------------------------------------------------------------
Donald L. Dunaway          6,107,353             92,610                0
--------------------------------------------------------------------------------
James R. Edgar             6,106,765             93,198                0
--------------------------------------------------------------------------------
William F. Glavin          6,102,420             97,543                0
--------------------------------------------------------------------------------
Robert B. Hoffman          6,107,353             92,610                0
--------------------------------------------------------------------------------
Shirley D. Peterson        6,106,428             93,535                0
--------------------------------------------------------------------------------
Fred B. Renwick            6,104,371             95,592                0
--------------------------------------------------------------------------------
William P. Sommers         6,105,885             94,078                0
--------------------------------------------------------------------------------
John G. Weithers           6,105,296             94,667                0
--------------------------------------------------------------------------------

2. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         5,765,386                    149,040                    285,537
--------------------------------------------------------------------------------

3. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         5,986,419                    38,846                     174,698
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Scudder Retirement Fund -- Series V (the "fund") was held on May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Target Equity Fund:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         6,515,885             79,532                0
--------------------------------------------------------------------------------
Lewis A. Burnham           6,515,885             79,532                0
--------------------------------------------------------------------------------
Mark S. Casady             6,514,838             80,579                0
--------------------------------------------------------------------------------
Linda C. Coughlin          6,515,885             79,532                0
--------------------------------------------------------------------------------
Donald L. Dunaway          6,515,885             79,532                0
--------------------------------------------------------------------------------
James R. Edgar             6,515,885             79,532                0
--------------------------------------------------------------------------------
William F. Glavin          6,514,838             80,579                0
--------------------------------------------------------------------------------
Robert B. Hoffman          6,515,885             79,532                0
--------------------------------------------------------------------------------
Shirley D. Peterson        6,515,885             79,532                0
--------------------------------------------------------------------------------
Fred B. Renwick            6,515,885             79,532                0
--------------------------------------------------------------------------------
William P. Sommers         6,514,767             80,650                0
--------------------------------------------------------------------------------
John G. Weithers           6,515,885             79,532                0
--------------------------------------------------------------------------------

2. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         6,246,831                    103,278                    245,308
--------------------------------------------------------------------------------

3. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         6,363,375                    61,134                     170,908
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Scudder Retirement Fund -- Series VI (the "fund") was held on May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Target Equity Fund:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         3,266,716             72,765                0
--------------------------------------------------------------------------------
Lewis A. Burnham           3,264,488             74,993                0
--------------------------------------------------------------------------------
Mark S. Casady             3,267,008             72,473                0
--------------------------------------------------------------------------------
Linda C. Coughlin          3,267,008             72,473                0
--------------------------------------------------------------------------------
Donald L. Dunaway          3,264,488             74,993                0
--------------------------------------------------------------------------------
James R. Edgar             3,267,008             72,473                0
--------------------------------------------------------------------------------
William F. Glavin          3,267,008             72,473                0
--------------------------------------------------------------------------------
Robert B. Hoffman          3,264,488             74,993                0
--------------------------------------------------------------------------------
Shirley D. Peterson        3,267,008             72,473                0
--------------------------------------------------------------------------------
Fred B. Renwick            3,264,488             74,993                0
--------------------------------------------------------------------------------
William P. Sommers         3,264,488             74,993                0
--------------------------------------------------------------------------------
John G. Weithers           3,264,488             74,993                0
--------------------------------------------------------------------------------

2. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         3,106,338                    38,776                     194,367
--------------------------------------------------------------------------------

3. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         3,218,854                     7,663                     112,964
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Scudder Retirement Fund -- Series VII (the "fund") was held on May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Target Equity Fund:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         2,329,360             26,648                0
--------------------------------------------------------------------------------
Lewis A. Burnham           2,330,300             25,708                0
--------------------------------------------------------------------------------
Mark S. Casady             2,329,213             26,795                0
--------------------------------------------------------------------------------
Linda C. Coughlin          2,331,276             24,732                0
--------------------------------------------------------------------------------
Donald L. Dunaway          2,330,011             25,997                0
--------------------------------------------------------------------------------
James R. Edgar             2,330,506             25,502                0
--------------------------------------------------------------------------------
William F. Glavin          2,330,506             25,502                0
--------------------------------------------------------------------------------
Robert B. Hoffman          2,331,359             24,649                0
--------------------------------------------------------------------------------
Shirley D. Peterson        2,328,645             27,363                0
--------------------------------------------------------------------------------
Fred B. Renwick            2,328,590             27,418                0
--------------------------------------------------------------------------------
William P. Sommers         2,329,648             26,360                0
--------------------------------------------------------------------------------
John G. Weithers           2,326,853             29,155                0
--------------------------------------------------------------------------------

2. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         2,292,174                    24,050                     39,784
--------------------------------------------------------------------------------

3. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         2,317,461                     8,334                     30,213
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES                              OFFICERS

John W. Ballantine                    Irene T. Cheng
   Trustee                               Vice President

Lewis A. Burnham                      Philip J. Collora
   Trustee                               Vice President and
                                         Assistant Secretary
Mark S. Casady
   Trustee and President              Tracy McCormick
                                         Vice President
Linda C. Coughlin
   Trustee and Vice President         Kathryn L. Quirk
                                         Vice President
Donald L. Dunaway
   Trustee                            William F. Truscott
                                         Vice President
James R. Edgar
   Trustee                            Linda J. Wondrack
                                         Vice President
William F. Glavin
   Trustee                            John R. Hebble
                                         Treasurer
Robert B. Hoffman
   Trustee                            Brenda Lyons
                                         Assistant Treasurer
Shirley D. Peterson
   Trustee                            Maureen E. Kane
                                         Secretary
Fred B. Renwick
   Trustee                            Caroline Pearson
                                         Assistant Secretary
William P. Sommers
   Trustee

John G. Weithers
   Trustee

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments